UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03599

Name of Fund: The Royce Fund
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2004

Date of reporting period: 9/30/2004

Item 1 - Schedule of Investments
Portfolio of Investments

The Royce Fund
September 30, 2004
(Amounts in Thousands) (Unaudited)

Par/Shares	Value

SCHEDULES OF INVESTMENTS
PENNSYLVANIA MUTUAL FUND
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 90.1%
	SHARES	VALUE

Consumer Products - 12.8%
Apparel and Shoes - 3.2%
Cutter & Buck	367,300	$4,040,300
K-Swiss Cl. A	536,100	10,319,925
Polo Ralph Lauren Cl. A	324,900	11,816,613
Steven Madden a,d	529,300	9,342,145
Stride Rite	894,200	9,165,550
Weyco Group	263,175	9,737,475

		54,422,008

Collectibles - 0.8%
Department 56 a,d	549,000	8,948,700
Topps Company (The)	359,700	3,517,866

		12,466,566

Home Furnishing and Appliances - 2.7%
American Woodmark	368,200	13,632,605
Ethan Allen Interiors	206,400	7,172,400
Hooker Furniture	291,800	8,062,434
La-Z-Boy	80,000	1,214,400
Natuzzi ADR b	640,200	6,914,160
Stanley Furniture Company	204,712	9,007,328

		46,003,327

Sports and Recreation - 2.3%
Callaway Golf Company	674,000	7,124,180
Oakley	459,100	5,463,290
Thor Industries	435,200	11,519,744
Winnebago Industries	430,600	14,915,984

		39,023,198

Other Consumer Products - 3.8%
Burnham Holdings Cl. A	103,052	2,627,826
Fossil a,d	347,500	10,751,650
Matthews International Cl. A	233,900	7,924,532
RC2 Corporation a,d	559,000	18,391,100
Radica Games	515,500	5,335,425
Universal Electronics a	399,998	6,711,966
Yankee Candle Company a,d	412,200	11,937,312

		63,679,811

Total		215,594,910

Consumer Services - 7.0%
Direct Marketing - 1.1%
Nu Skin Enterprises Cl. A	792,600	18,634,026

Leisure and Entertainment - 0.9%
Dover Downs Gaming & Entertainment	548,500	5,644,065
Multimedia Games a,d	623,400	9,662,700

		15,306,765

Restaurants and Lodgings - 0.9%
Bob Evans Farms	205,626	5,584,802
Ryan's Restaurant Group a	620,400	9,206,736

		14,791,538

Retail Stores - 4.1%
Big Lots a	920,700	11,260,161
Buckle (The)	460,900	12,660,923
Cato Corporation Cl. A	439,300	9,774,425
Charming Shoppes a,d	1,163,000	8,280,560
Electronics Boutique Holdings a	297,200	10,134,520
Pier 1 Imports	768,600	13,896,288
Talbots	108,700	2,694,673

		68,701,550

Total		117,433,879

Financial Intermediaries - 7.3%
Insurance - 6.3%
Alleghany Corporation a	58,646	16,004,493
Argonaut Group a,d	241,000	4,499,470
Aspen Insurance Holdings	401,300	9,233,913
Baldwin & Lyons Cl. B	191,900	4,843,556
Erie Indemnity Company Cl. A	158,500	8,086,670
PXRE Group	147,600	3,455,316
ProAssurance Corporation a,d	393,454	13,778,759
RLI	110,462	4,147,848
Scottish Re Group	427,000	9,039,590
United Fire & Casualty Company	134,100	7,687,953
Universal American Financial a,d	397,875	5,144,524
Wesco Financial	16,540	5,813,810
White Mountains Insurance Group	14,200	7,469,200
Zenith National Insurance	185,200	7,835,812

		107,040,914

Securities Brokers - 0.2%
E*TRADE Financial a	334,600	3,821,132

Other Financial Intermediaries - 0.8%
TSX Group	348,100	12,683,193

Total		123,545,239

Financial Services - 1.6%
Information and Processing - 1.1%
eFunds Corporation a	1,021,400	18,987,826

Investment Management - 0.3%
Gabelli Asset Management Cl. A	135,800	5,819,030

Other Financial Services - 0.2%
Electro Rent a	240,000	2,649,600

Total		27,456,456

Health - 13.0%
Commercial Services - 1.8%
Covance a	171,100	6,838,867
First Consulting Group a	767,329	3,637,140
Gene Logic a	434,900	1,617,828
Hooper Holmes	1,510,500	6,767,040
IDEXX Laboratories a,d	39,900	2,024,526
VitalWorks a	556,500	2,075,745
Young Innovations	222,550	7,344,150

		30,305,296

Drugs and Biotech - 4.5%
Antigenics a,d	567,624	3,422,773
Applera Corporation- Celera Genomics Group a	584,900	6,837,481
DUSA Pharmaceuticals a	141,300	1,622,124
Endo Pharmaceuticals Holdings a,d	990,400	18,183,744
Hi-Tech Pharmacal a,d	270,400	4,304,768
Lexicon Genetics a,d	896,600	5,908,594
Myriad Genetics a,d	707,700	12,101,670
Perrigo Company	694,000	14,261,700
Zila a,d	2,261,700	9,318,204

		75,961,058

Health Services - 4.2%
AMN Healthcare Services a,d	357,863	4,276,463
AMERIGROUP Corporation a,d	211,500	11,896,875
Centene Corporation a,d	293,400	12,492,972
Cross Country Healthcare a	614,500	9,524,750
Healthcare Services Group	493,950	8,871,342
Horizon Health a	261,400	5,515,540
Molina Healthcare a,d	157,800	5,601,900
On Assignment a	281,720	1,250,837
U.S. Physical Therapy a,c	832,100	11,308,239

		70,738,918

Medical Products and Devices - 1.9%
Arrow International	446,700	13,356,330
Theragenics Corporation a	665,000	2,427,250
Thoratec Corporation a,d	366,600	3,526,692
Viasys Healthcare a,d	469,900	7,861,427
Vital Signs	150,900	4,825,782

		31,997,481

Personal Care - 0.6%
Nutraceutical International a,c	740,746	10,437,111

Total		219,439,864

Industrial Products - 10.4%
Automotive - 1.0%
Strattec Security a,d	178,340	11,103,449
Wescast Industries Cl. A	226,000	5,952,840

		17,056,289

Building Systems and Components - 2.3%
Drew Industries a,d	228,100	8,177,385
Modtech Holdings a	447,190	3,371,813
Preformed Line Products Company	189,786	5,727,741
Simpson Manufacturing	329,000	20,792,800

		38,069,739

Construction Materials - 1.5%
Ash Grove Cement Company	50,018	6,602,376
Florida Rock Industries	387,700	18,993,423

		25,595,799

Industrial Components - 0.8%
Aaon a	64,100	1,115,340
Intermagnetics General a,d	75,000	1,736,250
Penn Engineering & Manufacturing	235,400	4,383,148
Penn Engineering & Manufacturing Cl. A	89,100	1,376,595
Powell Industries a,d	317,000	5,341,450

		13,952,783

Machinery - 2.8%
Graco	64,650	2,165,775
Lincoln Electric Holdings	392,080	12,295,629
Pason Systems	433,500	10,645,204
Thomas Industries	313,100	9,831,340
Woodward Governor Company	173,372	11,700,876

		46,638,824

Metal Fabrication and Distribution - 1.8%
Gibraltar Steel	427,050	15,442,128
IPSCO	515,500	14,459,775

		29,901,903

Specialty Chemicals and Materials - 0.1%
MacDermid	64,500	1,867,920

Other Industrial Products - 0.1%
Kimball International Cl. B	106,000	1,471,280

Total		174,554,537

Industrial Services - 4.6%
Commercial Services - 2.3%
Carlisle Holdings a	84,700	538,692
Exponent a	148,600	4,093,930
FTI Consulting a,d	703,400	13,294,260
New Horizons Worldwide a	131,000	561,990
RCM Technologies a	180,500	891,670
RemedyTemp Cl. A a,c	492,500	5,141,700
SOURCECORP a,d	66,500	1,472,310
West Corporation a,d	453,700	13,216,281

		39,210,833

Engineering and Construction - 0.7%
Dycom Industries a	322,400	9,152,936
Keith Companies a	167,200	2,491,280

		11,644,216

Food and Tobacco Processors - 0.5%
Farmer Bros.	61,750	1,650,578
Zapata Corporation a,c	126,200	7,489,970

		9,140,548

Industrial Distribution - 0.2%
Ritchie Bros. Auctioneers	101,400	3,107,910

Printing - 0.6%
Courier Corporation	61,600	2,567,488
Ennis	315,600	6,760,152

		9,327,640

Transportation and Logistics - 0.3%
EGL a,d	94,874	2,870,887
Patriot Transportation Holding a	90,800	2,983,688

		5,854,575

Total		78,285,722

Natural Resources - 16.6%
Energy Services - 6.1%
Dril-Quip a,d	232,700	5,189,210
Ensign Resource Service Group	959,000	17,546,611
Input/Output a,d	1,071,700	11,049,227
Oil States International a	672,100	12,568,270
Patterson-UTI Energy	530,400	10,114,728
Precision Drilling a	214,200	12,316,500
RPC	453,300	8,105,004
TETRA Technologies a,d	448,450	13,924,373
Trican Well Service a	338,300	12,834,143

		103,648,066

Oil and Gas - 3.8%
Cimarex Energy a	438,114	15,307,703
Houston Exploration Company (The) a	152,100	9,027,135
St. Mary Land & Exploration Company	427,300	17,010,813
Unit Corporation a	653,800	22,935,304

		64,280,955

Precious Metals and Mining - 6.7%
Apex Silver Mines a,d	519,000	11,262,300
Eldorado Gold a	1,989,400	6,485,444
Glamis Gold a	921,100	17,252,203
Goldcorp	1,308,700	18,138,582
Golden Star Resources a,d	1,675,300	8,828,831
Hecla Mining Company a,d	2,084,800	15,510,912
Meridian Gold a,d	1,121,300	18,748,136
Minefinders Corporation a	587,700	4,049,253
Silver Standard Resources a,d	764,000	12,621,280

		112,896,941

Total		280,825,962

Technology - 12.2%
Aerospace and Defense - 0.9%
Curtiss-Wright	252,000	14,421,960

Components and Systems - 2.0%
Dionex Corporation a	150,676	8,241,977
Excel Technology a	159,900	4,128,618
Neoware Systems a,c,d	987,923	8,199,761
Richardson Electronics	372,862	3,583,204
Rimage Corporation a,c	483,296	6,766,144
Symbol Technologies	126,000	1,592,640
TTM Technologies a	227,200	2,019,808

		34,532,152

Distribution - 0.4%
Nu Horizons Electronics a,c	1,050,334	6,669,621

IT Services - 2.3%
Forrester Research a	237,700	3,622,548
MAXIMUS a,d	368,800	10,625,128
Perot Systems Cl. A a,d	1,119,200	17,974,352
Syntel	379,100	6,266,523

		38,488,551

Semiconductors and Equipment - 2.9%
Cabot Microelectronics a,d	175,000	6,343,750
Cognex Corporation	119,200	3,123,040
ESS Technology a,d	853,000	5,843,050
Entegris a,d	838,900	6,996,426
Exar Corporation a	487,500	6,903,000
Fairchild Semiconductor International Cl. A a,d	337,400	4,780,958
Omnivision Technologies a,d	578,200	8,181,530
Semitool a,d	904,500	6,865,155

		49,036,909

Software - 2.8%
Integral Systems	101,500	1,980,265
Intervideo a,c,d	738,700	8,864,400
Pervasive Software a,d	569,900	3,413,701
PLATO Learning a,d	390,000	3,447,600
SPSS a	300,000	3,999,000
Sybase a	885,900	12,216,561
Transaction Systems Architects Cl. A a,d	729,200	13,552,182

		47,473,709

Telecommunications - 0.9%
Brooktrout a	546,800	4,954,008
Foundry Networks a,d	869,400	8,250,606
KVH Industries a,d	231,000	1,667,820

		14,872,434

Total		205,495,336

Miscellaneous - 4.6%
Total		77,434,123

TOTAL COMMON STOCKS
(Cost $1,096,464,202)		1,520,066,028

REPURCHASE AGREEMENT- 9.5%
State Street Bank & Trust Company, 1.30% dated 9/30/04, due 10/1/04, maturity value $160,808,807 (collateralized by Federal Home Loan Mortgage Corporation, 3.875% due 2/15/05 and Federal National Mortgage Association, 2.875% due 10/15/05, valued at $164,025,821) (Cost $160,803,000)		160,803,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 4.7%
U.S. Treasury Bonds
6.25%-8.125% due 5/15/16-5/15/30		903
U.S. Treasury Notes
5.875%-6.50% due 11/15/04-10/15/06		1,800
Money Market Funds
AIM Liquid Assets Institutional Fund		48,906,391
AIM Treasury Assets Institutional Fund		27,503,848
Janus Institutional Money Market Fund		2,572,885

(Cost $78,985,827)		78,985,827

TOTAL INVESTMENTS - 104.3%
(Cost $1,336,253,029)		1,759,854,855

LIABILITIES LESS CASH
AND OTHER ASSETS - (4.3)%		(72,623,465)

NET ASSETS - 100.0%		$1,687,231,390

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 93.8%
	SHARES	VALUE
Consumer Products - 4.5%
Apparel and Shoes - 0.9%
Steven Madden a	179,500	$3,168,175
Oshkosh B'Gosh Cl. A	88,800	1,793,760

		4,961,935

Food/Beverage/Tobacco - 1.0%
CoolBrands International a	542,600	3,966,844
Green Mountain Coffee Roasters a	88,600	1,862,372

		5,829,216

Home Furnishing and Appliances - 0.4%
American Woodmark	29,600	1,095,940
Stanley Furniture Company	31,400	1,381,600

		2,477,540

Sports and Recreation - 0.9%
Arctic Cat	197,200	5,117,340

Other Consumer Products - 1.3%
Lazare Kaplan International a	143,400	1,104,180
RC2 Corporation a	166,500	5,477,850
Radica Games	122,000	1,262,700

		7,844,730

Total		26,230,761

Consumer Services - 4.3%
Leisure and Entertainment - 1.7%
Multimedia Games a,d	290,000	4,495,000
New Frontier Media a	668,700	5,155,677

		9,650,677

Restaurants and Lodgings - 0.3%
Benihana Cl. A a	148,935	1,992,750

Retail Stores - 2.3%
Brookstone a	90,000	1,700,100
Buckle (The)	166,000	4,560,020
Cache a	212,750	3,191,250
Cato Corporation Cl. A	176,200	3,920,450

		13,371,820

Total		25,015,247

Financial Intermediaries - 6.3%
Banking - 0.6%
Canadian Western Bank	103,000	3,642,956

Insurance - 5.2%
American Safety Insurance Holdings a	267,500	3,664,750
Argonaut Group a	271,100	5,061,437
Baldwin & Lyons Cl. B	29,750	750,890
NYMAGIC	171,900	3,762,891
Navigators Group a	132,100	3,862,604
PXRE Group	209,100	4,895,031
ProAssurance Corporation a	147,600	5,168,952
United Fire & Casualty Company	50,000	2,866,500

		30,033,055

Securities Brokers - 0.5%
Sanders Morris Harris Group	209,600	2,527,776

Total		36,203,787

Financial Services - 1.6%
Information and Processing -0.2%
CCC Information Services Group a,d	57,561	1,018,254

Insurance Brokers - 0.4%
CorVel Corporation a	84,400	2,504,992

Investment Management - 0.1%
U.S. Global Investors Cl. A a	195,672	643,761

Other Financial Services - 0.9%
Electro Rent a	228,300	2,520,432
PRG-Schultz International a	494,200	2,836,708

		5,357,140

Total		9,524,147

Health - 15.6%
Commercial Services - 3.7%
Bruker BioSciences a	1,242,000	4,297,320
Discovery Partners International a	824,400	3,957,120
First Consulting Group a	535,300	2,537,322
Hooper Holmes	633,000	2,835,840
TriZetto Group (The) a	230,200	1,342,066
Ventiv Health a	122,100	2,069,595
VitalWorks a	250,000	932,500
Young Innovations	99,150	3,271,950

		21,243,713

Drugs and Biotech - 8.1%
Able Laboratories a	120,000	2,299,200
Antigenics a,d	418,600	2,524,158
BioSource International a	351,500	2,478,075
CancerVax Corporation a,d	102,500	830,250
Cell Genesys a	235,500	2,112,435
Cerus Corporation a	385,000	927,850
Compugen a	345,000	1,742,250
DUSA Pharmaceuticals a	464,000	5,326,720
Emisphere Technologies a	264,800	812,936
Paradigm Genetics a	1,345,300	645,744
Lexicon Genetics a	894,600	5,895,414
Myriad Genetics a	295,900	5,059,890
Orchid BioSciences a,d	701,800	5,635,454
Pharmacyclics a	122,100	1,258,851
VIVUS a	839,100	3,775,950
Zila a	1,272,800	5,243,936

		46,569,113

Health Services - 1.5%
Centene Corporation a	49,700	2,116,226
On Assignment a	160,200	711,288
Option Care	74,100	1,146,327
Pediatric Services of America a	298,100	2,435,477
SFBC International a	31,572	830,660
U.S. Physical Therapy a	119,600	1,625,364

		8,865,342

Medical Products and Devices - 1.5%
Aksys a,d	242,000	1,149,500
Medical Action Industries a	84,300	1,401,740
NMT Medical a	244,200	952,380
OrthoLogic Corporation a	234,900	1,653,696
Theragenics Corporation a	245,600	896,440
Viasys Healthcare a	101,900	1,704,787
Vital Signs	28,300	905,034

		8,663,577

Personal Care - 0.8%
Lifeline Systems a	60,000	1,465,200
Nutraceutical International a	234,100	3,298,469

		4,763,669

Total		90,105,414

Industrial Products - 9.9%
Automotive -0.8%
Spartan Motors	71,000	996,840
Wescast Industries Cl. A	133,100	3,505,854

		4,502,694

Building Systems and Components - 1.0%
LSI Industries	304,250	3,176,370
Modtech Holdings a	365,200	2,753,608

		5,929,978

Construction Materials - 0.1%
Synalloy Corporation a	80,700	807,000

Industrial Components - 2.8%
Aaon a	159,800	2,780,520
DuraSwitch Industries a,c	835,200	2,204,093
Intermagnetics General a	206,700	4,785,105
Penn Engineering & Manufacturing	78,600	1,463,532
Powell Industries a	233,700	3,937,845
Woodhead Industries	55,800	770,040

		15,941,135

Machinery - 2.0%
Cascade Corporation	61,700	1,712,792
Key Technology a,c	379,983	4,274,809
Pason Systems	235,600	5,785,490

		11,773,091

Metal Fabrication and Distribution - 1.6%
Gibraltar Steel	155,200	5,612,032
NN	55,700	637,765
RTI International Metals a	65,000	1,259,050
Schnitzer Steel Industries Cl. A	61,500	1,989,525

		9,498,372

Pumps, Valves and Bearings - 0.2%
Sun Hydraulics	80,500	1,028,790

Specialty Chemicals and Materials - 0.1%
American Pacific	46,950	350,670

Other Industrial Products - 1.3%
Cubic Corporation	63,700	1,458,730
Peerless Manufacturing a,c	156,400	2,236,520
Quixote Corporation	22,500	433,800
Velcro Industries	269,583	3,100,205

		7,229,255

Total		57,060,985

Industrial Services - 8.4%
Advertising and Publishing -0.4%
MDC Partners Cl. A a	200,200	2,538,536

Commercial Services - 3.2%
Carlisle Holdings a	1,095,799	6,969,282
Exponent a	310,317	8,549,234
New Horizons Worldwide a	250,800	1,075,932
RCM Technologies a	93,700	462,878
RemedyTemp Cl. A a	139,400	1,455,336

		18,512,662

Engineering and Construction - 0.2%
Keith Companies a	70,000	1,043,000

Food and Tobacco Processors - 0.9%
Zapata Corporation a	84,200	4,997,270

Printing - 0.6%
Ennis	156,000	3,341,520
Schawk Cl. A	24,000	348,720

		3,690,240

Transportation and Logistics - 3.1%
AirNet Systems a,c	567,700	2,441,110
Covenant Transport Cl. A a	125,500	2,424,660
Frozen Food Express Industries a	205,750	1,561,643
Marten Transport a	165,400	2,889,538
Patriot Transportation Holding a	113,200	3,719,752
Vitran Corporation Cl. A a	308,050	4,580,704

		17,617,407

Total		48,399,115

Natural Resources - 22.4%
Energy Services - 10.8%
Dawson Geophysical a,c,d	345,700	7,235,501
Dril-Quip a	228,900	5,104,470
Gulf Island Fabrication	288,700	6,438,010
GulfMark Offshore a	322,200	5,261,526
Input/Output a	846,000	8,722,260
NATCO Group Cl. A a	343,100	2,967,815
Tesco Corporation a	662,100	7,137,438
TETRA Technologies a	166,300	5,163,615
Total Energy Services a	1,276,100	5,869,908
Trican Well Service a	233,900	8,873,504

		62,774,047

Oil and Gas - 1.1%
Gasco Energy a,d	1,106,800	3,763,120
Pioneer Drilling Company a	330,600	2,777,040

		6,540,160

Precious Metals and Mining - 10.2%
Eldorado Gold a	1,750,000	5,705,000
Etruscan Resources a	2,609,400	3,299,774
Gammon Lake Resources a	706,600	4,204,270
Golden Star Resources a,d	1,152,800	6,075,256
Metallica Resources a,c	4,949,700	6,682,095
Minefinders Corporation a	736,400	5,073,796
Miramar Mining a,d	423,800	538,226
Northern Orion Resources a	2,816,600	7,123,587
NovaGold Resources a	734,100	4,661,535
Silver Standard Resources a,d	424,000	7,004,480
Western Silver a,d	924,900	8,694,060

		59,062,079

Real Estate - 0.3%
Kennedy-Wilson a	183,900	1,465,683

Total		129,841,969

Technology - 16.1%
Aerospace and Defense - 0.8%
Ducommun a	204,600	4,572,810

Components and Systems - 5.2%
Excel Technology a	131,400	3,392,748
Lowrance Electronics	157,000	3,849,640
Metrologic Instruments a	154,000	2,440,900
MOCON	67,375	552,475
OSI Systems a,d	195,100	3,141,110
Performance Technologies a	341,200	2,156,384
REMEC a	500,673	2,358,170
Richardson Electronics	512,500	4,925,125
Rimage Corporation a	149,700	2,095,800
Synaptics a	100,000	2,016,000
TTM Technologies a	350,000	3,111,500

		30,039,852

Distribution - 0.4%
Jaco Electronics a,c	432,250	2,334,150

Internet Software and Services - 0.7%
CryptoLogic	262,658	4,068,573

IT Services - 0.7%
answerthink a	325,300	1,740,355
Forrester Research a	156,800	2,389,632

		4,129,987

Semiconductors and Equipment - 2.6%
CEVA a	418,900	3,309,310
ESS Technology a	350,000	2,397,500
MIPS Technologies a	557,900	3,180,030
PDF Solutions a	171,900	2,088,585
Semitool a	329,300	2,499,387
White Electronic Designs a	369,600	1,811,040

		15,285,852

Software - 3.4%
Integral Systems	195,100	3,806,401
iPass a	439,000	2,629,610
PLATO Learning a	859,925	7,601,737
SPSS a	72,100	961,093
Tengtu International a	2,772,800	998,208
Transaction Systems Architects Cl. A a	193,300	3,592,481

		19,589,530

Telecommunications - 2.3%
Anaren a	171,800	2,312,428
Atlantic Tele-Network	75,000	2,160,000
Brooktrout a	318,000	2,881,080
ECtel a	184,700	404,493
Globecomm Systems a,d	475,800	3,154,554
PC-Tel a	141,600	1,169,616
ViaSat a	58,900	1,183,890

		13,266,061

Total		93,286,815

Miscellaneous - 4.7%
Total		27,387,045

TOTAL COMMON STOCKS
(Cost $438,891,043)		543,055,285

REPURCHASE AGREEMENT - 6.9%
State Street Bank & Trust Company, 1.30% dated 9/30/04, due 10/1/04, maturity value $40,184,451 (collateralized by Federal National Mortgage Association, 2.875% due 10/15/05 valued at $40,987,903)
(Cost $40,183,000)		40,183,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 4.5%
U.S. Treasury Bonds
5.25%-13.25% due 11/15/10-5/15/30		16,806,448
U.S. Treasury Notes
1.875%-6.75% due 11/15/04-7/15/12		5,551,511
U.S. Treasury Strip-Interest
due 5/15/06-5/15/19		2,724,050
U.S. Treasury Strip-Principal
due 11/15/16-11/15/22		827,861

Total (Cost $25,909,870)		25,909,870

TOTAL INVESTMENTS - 105.2%
(Cost $504,983,913)		609,148,155

LIABILITIES LESS CASH
AND OTHER ASSETS - (5.2)%		(30,216,577)

NET ASSETS - 100.0%		$578,931,578

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 86.3%
	SHARES	VALUE
Consumer Products - 7.5%
Apparel and Shoes - 2.0%
Brown Shoe Company	59,300	$1,486,058
Cherokee	32,723	780,771
Delta Apparel	204,400	4,864,720
Haggar	7,868	134,858
Jones Apparel Group	433,300	15,512,140
K-Swiss Cl. A	175,600	3,380,300
Oshkosh B'Gosh Cl. A	333,400	6,734,680
Polo Ralph Lauren Cl. A	481,300	17,504,881
Saucony Cl. B	117,864	2,878,239
Stride Rite	299,200	3,066,800
Tandy Brands Accessories	10,500	149,625
Timberland Company Cl. A a	213,400	12,121,120
Weyco Group	124,575	4,609,275
Wolverine World Wide	250,000	6,300,000

		79,523,467

Collectibles - 0.5%
Action Performance Companies	391,400	3,964,882
Russ Berrie & Company	612,000	12,331,800
Topps Company (The)	410,500	4,014,690

		20,311,372

Food/Beverage/Tobacco - 0.7%
Hershey Creamery Company	173	432,500
Lancaster Colony	206,500	8,707,073
J.M. Smucker Company (The)	255,200	11,333,432
Tootsie Roll Industries	189,050	5,524,041

		25,997,046

Home Furnishing and Appliances - 1.9%
American Woodmark	102,322	3,788,472
Ethan Allen Interiors	384,500	13,361,375
Fedders Corporation c	1,912,150	7,820,694
Flexsteel Industries	264,500	4,694,875
Hooker Furniture	85,483	2,361,895
La-Z-Boy	1,312,000	19,916,160
Lifetime Hoan	334,195	4,962,796
Natuzzi ADR b	1,211,200	13,080,960
Stanley Furniture Company	90,800	3,995,200

		73,982,427

Publishing - 0.6%
Belo Corporation Cl. A	202,500	4,564,350
Journal Communications Cl. A	692,450	12,145,573
Reader's Digest Association	331,100	4,830,749

		21,540,672

Sports and Recreation - 0.5%
Callaway Golf Company	1,362,078	14,397,165
Sturm, Ruger & Company	491,400	4,427,514
Winnebago Industries	45,400	1,572,656

		20,397,335

Other Consumer Products - 1.3%
Blyth	263,400	8,139,060
Burnham Holdings Cl. A	93,412	2,382,006
Matthews International Cl. A	224,500	7,606,060
Herman Miller	227,700	5,612,805
Radica Games	50,000	517,500
Starrett (L.S.) Company Cl. A	318,000	4,855,860
Toro Company (The)	272,300	18,598,090
WD-40	36,600	1,046,760

		48,758,141

Total		290,510,460

Consumer Services - 4.9%
Direct Marketing - 0.3%
Nu Skin Enterprises Cl. A	459,800	10,809,898

Leisure and Entertainment - 0.3%
Dover Downs Gaming & Entertainment	199,100	2,048,739
International Speedway Cl. A	110,000	5,489,000
Regal Entertainment Group Cl. A	334,100	6,381,310

		13,919,049

Restaurants and Lodgings - 1.8%
Bob Evans Farms	754,900	20,503,084
CBRL Group	168,800	6,090,304
CEC Entertainment a	181,300	6,662,775
Four Seasons Hotels	115,800	7,422,780
Frisch's Restaurants	13,900	347,500
IHOP Corporation	166,400	6,358,144
Landry's Restaurants	86,900	2,371,501
Lone Star Steakhouse & Saloon	510,881	13,196,056
Outback Steakhouse	3,300	137,049
Ruby Tuesday	194,000	5,406,780

		68,495,973

Retail Stores - 2.5%
Big Lots a	461,200	5,640,476
Bon-Ton Stores (The)	19,874	242,264
Borders Group	364,200	9,032,160
Buckle (The)	152,400	4,186,428
Cato Corporation Cl. A	209,100	4,652,475
Claire's Stores	317,900	7,960,216
Deb Shops	250,348	6,108,491
Dress Barn (The) a	1,002,925	17,501,041
Friedman's Cl. A a	42,800	88,168
Goody's Family Clothing	56,233	473,482
Payless ShoeSource a	879,300	8,907,309
Pep Boys- Manny, Moe & Jack	318,000	4,452,000
Pier 1 Imports	1,036,700	18,743,536
Talbots	84,600	2,097,234
Tiffany & Co.	215,000	6,609,100

		96,694,380

Total		189,919,300

Financial Intermediaries - 14.2%
Banking - 3.9%
Abigail Adams National Bancorp c	159,200	2,626,800
American River Bankshares	3,854	84,017
Anchor BanCorp Wisconsin	112,200	2,905,980
Arrow Financial	209,038	6,275,336
BOK Financial a	415,575	18,538,801
Bancorp Rhode Island	141,200	5,026,720
Bank of Hawaii	191,700	9,057,825
Banknorth Group	110,900	3,881,500
Boston Private Financial Holdings	223,500	5,578,560
C & F Financial	10,000	380,000
Canadian Western Bank	140,800	4,979,885
Central Pacific Financial	70,000	1,926,400
Chittenden Corporation	240,625	6,557,031
Fauquier Bankshares	152,100	3,635,190
First BanCorp of Puerto Rico	38,100	1,840,230
First National Bank Alaska	980	2,156,000
Flagstar Bancorp	54,000	1,149,120
IndyMac Bancorp	111,100	4,021,820
International Bancshares	115,675	4,251,056
Maxcor Financial Group	42,200	377,648
Mercantile Bankshares	237,500	11,390,500
Northrim BanCorp	16,293	356,002
Oak Hill Financial	8,167	284,048
Oriental Financial Group	118,680	3,211,481
Park National	59,400	7,557,462
Peapack-Gladstone Financial	178,211	5,408,704
R & G Financial Cl. B	54,700	2,114,155
Riggs National	258,000	5,727,600
Sterling Bancorp	169,375	4,581,594
Susquehanna Bancshares	343,500	8,450,100
Timberland Bancorp	126,400	2,966,608
Wilmington Trust	352,300	12,756,783

		150,054,956

Insurance - 7.5%
Alleghany Corporation a	82,400	22,486,960
American National Insurance	145,093	14,043,552
Argonaut Group a	329,713	6,155,742
Aspen Insurance Holdings	262,600	6,042,426
Baldwin & Lyons Cl. B	445,711	11,249,746
CNA Surety a	447,000	4,738,200
Commerce Group	431,600	20,889,440
Direct General	18,600	537,912
Erie Indemnity Company Cl. A	477,200	24,346,744
Fidelity National Financial	159,043	6,059,538
Horace Mann Educators	487,200	8,564,976
Hub International	54,900	992,592
IPC Holdings	147,600	5,610,276
Independence Holding	282,924	4,999,267
Infinity Property & Casualty	184,100	5,436,473
Leucadia National	308,800	17,493,520
Markel Corporation a	53,800	16,591,920
Max Re Capital	40,056	801,120
NYMAGIC	167,000	3,655,630
Odyssey Re Holdings	6,700	148,606
PXRE Group	192,724	4,511,669
Penn-America Group	4,500	61,245
Phoenix Companies (The)	451,500	4,704,630
Protective Life	232,600	9,143,506
RLI	428,000	16,071,400
Reinsurance Group of America	225,000	9,270,000
Scottish Re Group	397,700	8,419,309
Transatlantic Holdings	232,850	12,655,398
United Fire & Casualty Company	216,828	12,430,749
Wesco Financial	29,930	10,520,395
White Mountains Insurance Group	11,500	6,049,000
Zenith National Insurance	452,200	19,132,582

		293,814,523

Real Estate Investment Trusts - 1.6%
Cousins Properties	223,500	7,668,285
Essex Property Trust	83,000	5,963,550
PS Business Parks	123,500	4,921,475
Public Storage	170,000	8,423,500
Rayonier	491,357	22,228,991
Vornado Realty Trust	208,100	13,043,708

		62,249,509

Securities Brokers - 0.4%
First Albany	8,988	82,150
Piper Jaffray Companies a	201,000	7,957,590
Raymond James Financial	334,350	8,064,522

		16,104,262

Other Financial Intermediaries - 0.8%
Student Loan	76,900	10,900,575
TSX Group	530,000	19,310,808

		30,211,383

Total		552,434,633

Financial Services - 6.5%
Information and Processing - 1.3%
FactSet Research Systems	104,000	5,012,800
Fair Isaac	269,500	7,869,400
Interactive Data a	612,900	11,534,778
Investors Financial Services	183,000	8,258,790
SEI Investments	547,000	18,422,960
SS&C Technologies	74,950	1,463,774

		52,562,502

Insurance Brokers - 1.2%
Brown & Brown	329,900	15,076,430
Gallagher (Arthur J.) & Company	535,000	17,724,550
Hilb Rogal & Hobbs Company	350,900	12,709,598

		45,510,578

Investment Management - 3.6%
A.F.P. Provida ADR b	332,000	8,837,840
Alliance Capital Management Holding L.P.	538,800	19,127,400
C.I. Fund Management	964,300	12,003,734
Federated Investors Cl. B	695,900	19,791,396
Gabelli Asset Management Cl. A	429,400	18,399,790
IGM Financial	565,600	15,020,083
Nuveen Investments Cl. A	664,600	19,672,160
T. Rowe Price Group	397,100	20,228,274
W.P. Stewart & Co.	332,900	6,654,671

		139,735,348

Other Financial Services - 0.4%
Asta Funding	55,657	901,087
Fremont General	328,900	7,614,035
London Stock Exchange a	652,629	4,074,665
New Century Financial	67,750	4,079,905
Resource America	31,605	745,562

		17,415,254

Total		255,223,682

Health - 4.5%
Commercial Services - 0.8%
Hooper Holmes	1,144,108	5,125,604
IDEXX Laboratories a	156,500	7,940,810
Owens & Minor	671,300	17,051,020

		30,117,434

Drugs and Biotech - 0.6%
Applera Corporation- Applied Biosystems Group	551,100	10,399,257
Perrigo Company	491,800	10,106,490
Valeant Pharmaceuticals International	65,300	1,575,036

		22,080,783

Health Services - 0.4%
Healthcare Services Group	160,206	2,877,300
Health Management Associates Cl. A	60,000	1,225,800
Omnicare	11,100	314,796
PolyMedica Corporation	372,200	11,463,760

		15,881,656

Medical Products and Devices - 2.3%
Arrow International	498,475	14,904,403
Datascope	432,300	16,124,790
Diagnostic Products	225,400	9,212,098
Invacare Corporation	457,700	21,054,200
Mentor Corporation	466,300	15,704,984
STERIS Corporation a	322,100	7,066,874
Utah Medical Products	21,448	386,064
Vital Signs	138,829	4,439,751

		88,893,164

Personal Care - 0.4%
Alberto-Culver Company	219,600	9,548,208
CNS	167,606	1,843,666
Regis	146,000	5,872,120

		17,263,994

Total		174,237,031

Industrial Products - 19.8%
Automotive - 1.3%
Bandag	191,900	8,405,220
Bandag Cl. A	202,400	8,154,696
CLARCOR	408,500	19,473,195
Strattec Security a	41,000	2,552,660
Superior Industries International	269,900	8,083,505
Wescast Industries Cl. A	97,400	2,565,516

		49,234,792

Building Systems and Components - 0.7%
LSI Industries	714,737	7,461,854
Preformed Line Products Company c	307,900	9,292,422
Teleflex	234,700	9,974,750

		26,729,026

Construction Materials - 1.3%
Ameron International	259,700	8,544,130
Ash Grove Cement Company	39,610	5,228,520
Building Materials Holding	13,700	377,024
Eagle Materials	66,500	4,741,450
ElkCorp	800	22,208
Florida Rock Industries	425,400	20,840,346
Universal Forest Products	2,420	82,764
Vulcan Materials Company	257,600	13,124,720

		52,961,162

Industrial Components - 2.9%
AVX Corporation	671,700	7,959,645
AMETEK	519,500	15,751,240
Bel Fuse Cl. B	201,900	6,678,852
C & D Technologies	395,700	7,526,214
Chase Corporation	162,800	2,653,640
Crane	259,800	7,513,416
Deswell Industries c	495,772	9,766,708
Donaldson Company	571,400	16,222,046
Penn Engineering & Manufacturing	205,000	3,817,100
Penn Engineering & Manufacturing Cl. A	174,200	2,691,390
PerkinElmer	335,500	5,777,310
Precision Castparts	213,200	12,802,660
Watts Water Technologies Cl. A	354,600	9,521,010
Woodhead Industries	339,700	4,687,860

		113,369,091

Machinery - 3.4%
Alamo Group	37,000	692,270
Ampco-Pittsburgh	94,800	1,257,048
Cascade Corporation	95,200	2,642,752
Graco	524,850	17,582,475
IDEX Corporation	329,400	11,186,424
Lincoln Electric Holdings	517,900	16,241,344
Lindsay Manufacturing	182,000	4,883,060
MTS Systems	137,300	2,917,625
Mueller (Paul) Company c	112,700	3,268,300
Nordson Corporation	426,400	14,638,312
Oshkosh Truck	37,600	2,145,456
Stewart & Stevenson Services	818,900	14,469,963
Tecumseh Products Company Cl. A	224,800	9,412,376
Thomas Industries	454,900	14,283,860
Woodward Governor Company	258,800	17,466,412

		133,087,677

Metal Fabrication and Distribution - 2.6%
Carpenter Technology	171,000	8,163,540
Commercial Metals Company	276,200	10,970,664
Gibraltar Steel	409,971	14,824,551
Kaydon Corporation	619,500	17,823,015
Mueller Industries	128,000	5,497,600
Nucor Corporation	166,600	15,222,242
Quanex Corporation	258,500	13,255,880
Schnitzer Steel Industries Cl. A	481,000	15,560,350
Steel Technologies	12,600	322,774
Worthington Industries	45,300	967,155

		102,607,771

Paper and Packaging - 1.1%
AptarGroup	389,500	17,126,315
Bemis Company	383,800	10,201,404
Sonoco Products Company	349,500	9,240,780
Temple-Inland	86,000	5,774,900

		42,343,399

Pumps, Valves and Bearings - 1.1%
Baldor Electric	195,000	4,613,700
CIRCOR International	36,300	707,850
Franklin Electric	464,400	18,390,240
Gorman-Rupp Company	295,237	6,011,025
Met-Pro Corporation	66,000	867,900
Roper Industries	163,000	9,365,980
Sun Hydraulics c	347,650	4,442,967

		44,399,662

Specialty Chemicals and Materials - 2.6%
Albemarle Corporation	149,100	5,231,919
Arch Chemicals	186,500	5,324,575
Balchem Corporation	217,600	6,484,480
Cabot Corporation	293,000	11,301,010
Great Lakes Chemical	478,000	12,236,800
Hawkins	150,000	1,792,500
Lubrizol Corporation	387,100	13,393,660
MacDermid	505,500	14,639,280
Methanex Corporation	655,169	9,873,397
Quaker Chemical	303,700	7,334,355
RPM International	56,600	998,990
Schulman (A.)	251,800	5,549,672
Schweitzer-Mauduit International	207,800	6,732,720

		100,893,358

Textiles - 0.1%
UniFirst Corporation	72,750	2,080,650

Other Industrial Products - 2.7%
Albany International Cl. A	172,000	5,127,320
Brady Corporation Cl. A	439,100	21,414,907
Diebold	278,100	12,987,270
HNI Corporation	427,600	16,924,408
Kimball International Cl. B	674,600	9,363,448
Quixote Corporation c	442,900	8,539,112
Raven Industries	159,900	7,107,555
Smith (A.O.) Corporation	212,900	5,184,115
Tennant	263,800	10,691,814
Trinity Industries	276,400	8,615,388

		105,955,337

Total		773,661,925

Industrial Services - 10.9%
Advertising and Publishing - 0.5%
Grey Global Group	17,717	17,628,415

Commercial Services - 3.1%
ABM Industries	762,700	15,368,405
Central Parking	442,100	5,844,562
Hardinge c	482,700	5,020,080
Hillenbrand Industries	180,100	9,100,453
Kelly Services Cl. A	552,800	14,765,288
MPS Group a	604,000	5,079,640
Manpower	245,200	10,908,948
Nam Tai Electronics	270,040	5,765,354
Reynolds & Reynolds Company Cl. A	820,800	20,249,136
Rollins	247,000	5,999,630
ServiceMaster Company (The)	677,000	8,706,220
Watson Wyatt & Company Holdings	531,900	13,988,970

		120,796,686

Engineering and Construction - 0.8%
Chicago Bridge & Iron Company	222,100	6,660,779
EMCOR Group a	262,700	9,882,774
Granite Construction	240,200	5,740,780
M.D.C. Holdings	33,929	2,480,210
M/I Homes	3,200	135,808
Ryland Group (The)	7,500	694,950
Skyline Corporation	157,100	6,291,855

		31,887,156

Food and Tobacco Processors - 1.0%
Corn Products International	169,000	7,790,900
Farmer Bros.	216,000	5,773,680
Fresh Del Monte Produce	114,700	2,857,177
Ruddick Corporation	197,900	3,886,756
Sanderson Farms	77,800	2,602,410
Seaboard	16,682	9,774,818
Universal	136,900	6,111,216

		38,796,957

Industrial Distribution - 1.6%
Central Steel & Wire	7,765	4,115,450
Grainger (W.W.)	316,900	18,269,285
Handleman	137,200	2,807,112
Lawson Products	315,516	12,926,691
Ritchie Bros. Auctioneers	656,740	20,129,081
Watsco	100,600	3,021,018

		61,268,637

Printing - 0.7%
Banta Corporation	363,600	14,453,100
CSS Industries	60,200	1,862,588
Champion Industries	23,500	89,770
Courier Corporation	229,199	9,553,014
Ennis	29,900	640,458
John H. Harland Company	73,300	2,297,955

		28,896,885

Transportation and Logistics - 2.7%
Alexander & Baldwin	501,700	17,027,698
Arkansas Best	194,100	7,107,942
Brink's Company (The)	441,510	13,320,357
C. H. Robinson Worldwide	128,000	5,937,920
EGL a	490,600	14,845,556
Expeditors International of Washington	418,200	21,620,940
Overseas Shipholding Group	43,800	2,174,232
Sea Containers Cl. A	287,800	4,383,194
SkyWest	152,300	2,292,115
Teekay Shipping	155,900	6,717,731
UTI Worldwide	174,200	10,244,702
USF Corporation	300	10,767

		105,683,154

Other Industrial Services - 0.5%
Landauer	402,100	18,870,553

Total		423,828,443

Natural Resources - 7.3%
Energy Services - 2.4%
Carbo Ceramics	149,000	10,748,860
Ensign Resource Service Group	262,500	4,802,905
Helmerich & Payne	545,800	15,659,002
Lufkin Industries	258,872	9,635,216
Nicor	321,700	11,806,390
Piedmont Natural Gas Company	292,900	12,870,026
Tidewater	594,000	19,334,700
Universal Compression Holdings a	263,100	8,963,817

		93,820,916

Oil and Gas - 3.6%
Berry Petroleum Company Cl. A	228,600	8,396,478
Chesapeake Energy	1,001,600	15,855,328
Cimarex Energy a	252,600	8,825,844
Diamond Offshore Drilling	487,600	16,085,924
EOG Resources	107,000	7,045,950
EnergySouth	240,109	6,542,970
Husky Energy d	640,384	15,583,816
Patina Oil & Gas	193,000	5,707,010
Penn Virginia	336,200	13,310,158
Pogo Producing Company	277,900	13,186,355
St. Mary Land & Exploration Company	290,100	11,548,881
SEACOR Holdings a	178,900	8,363,575
Stone Energy a	265,700	11,627,032

		142,079,321

Precious Metals and Mining - 0.8%
AngloGold Ashanti ADR b	52,000	2,022,800
Gold Fields ADR b	467,000	6,374,550
Goldcorp	1,212,000	16,798,320
Lihir Gold ADR a,b	340,000	5,416,200

		30,611,870

Real Estate - 0.3%
W.P. Carey & Co.	393,500	11,749,910

Other Natural Resources - 0.2%
Deltic Timber	38,000	1,512,020
Plum Creek Timber Company	177,000	6,200,310

		7,712,330

Total		285,974,347

Technology - 4.9%
Aerospace and Defense - 0.5%
Curtiss-Wright	179,700	10,284,231
HEICO Corporation	236,400	4,179,552
HEICO Corporation Cl. A	231,959	3,126,807
Kaman Corporation Cl. A	430,500	5,140,170

		22,730,760

Components and Systems - 2.2%
Adaptec a	794,100	6,035,160
American Power Conversion	649,600	11,296,544
Analogic Corporation	165,749	6,910,076
Methode Electronics Cl. A	1,031,331	13,190,724
Newport Corporation a	444,300	5,096,121
Richardson Electronics	317,700	3,053,097
Symbol Technologies	873,300	11,038,512
Technitrol a	905,500	17,657,250
Tektronix	412,400	13,712,300

		87,989,784

Distribution - 0.5%
Arrow Electronics a	486,100	10,976,138
Tech Data a	207,800	8,010,690

		18,986,828

Internet Software and Services - 0.1%
CryptoLogic	49,415	765,438

IT Services - 0.7%
Black Box	357,300	13,202,235
MAXIMUS a	195,600	5,635,236
Perot Systems Cl. A a	375,200	6,025,712
Syntel	146,495	2,421,562

		27,284,745

Semiconductors and Equipment - 0.3%
Cognex Corporation	268,300	7,029,460
Exar Corporation a	431,800	6,114,288

		13,143,748

Software - 0.1%
TALX Corporation	30,822	711,680

Telecommunications - 0.5%
Atlantic Tele-Network	6,700	192,960
Communications Systems	251,800	2,094,976
North Pittsburgh Systems	396,622	8,214,042
Scientific-Atlanta	310,000	8,035,200
SureWest Communications	78,400	2,247,728

		20,784,906

Total		192,397,889

Utilities - 2.0%
Aqua America	436,075	9,641,618
CH Energy Group	224,300	10,272,940
El Paso Electric Company a	343,900	5,526,473
Hawaiian Electric Industries	631,800	16,767,972
MDU Resources Group	59,500	1,566,635
NUI Corporation	427,100	5,697,514
PNM Resources	564,800	12,713,648
SJW	196,500	6,488,430
Texas Genco Holdings	204,200	9,525,930

Total		78,201,160

Miscellaneous - 3.8%
Total		149,086,253

TOTAL COMMON STOCKS
(Cost $2,768,618,015)		3,365,475,123

PREFERRED STOCKS - 0.8%
Affiliated Managers Group 6.00% Conv. a,e	48,680	1,214,566
Allied Waste Industries 6.25% Conv.	41,000	2,091,000
Central Parking Finance Trust 5.25% Conv.	4,000	76,000
Fedders Corporation 8.60% Conv. c	79,975	1,891,409
First Union Real Estate Equity & Mortgage
Investments Cl. A 8.40% Conv.	24,000	588,240
Fleetwood Capital Trust 6.00% Conv. a	70,000	3,132,500
Pioneer-Standard Electronics 6.75% Conv.	145,000	7,685,000
Reinsurance Group of America 5.75% Conv.	94,000	5,452,000
United Fire & Casualty Company 6.375% Conv.	83,700	3,029,940
Vornado Realty Trust 6.50% Conv.	60,300	5,228,010

TOTAL PREFERRED STOCKS
(Cost $22,597,394)		30,388,665

	PRINCIPAL
	AMOUNT
CORPORATE BONDS - 0.5%
Amkor Technology 9.25%
Senior Note due 2/15/08	$1,000,000	930,000
E*TRADE Financial 6.00%
Conv. Sub Note due 2/1/07	2,500,000	2,550,000
Human Genome Sciences 5.00%
Conv. Sub Note due 2/1/07	2,000,000	2,002,500
Leucadia National 3.75%
Conv. Senior Note due 4/15/04	3,000,000	3,225,000
Level 3 Communications 9.125% d
Senior Note due 5/1/08	9,250,000	6,891,250
Level 3 Communications 10.50% d
Senior Note due 12/1/08	3,000,000	2,235,000
Level 3 Communications 6.00%
Conv. Sub. Note due 9/15/09	5,000,000	2,700,000
Levi Strauss & Co. 12.25%
Senior Note due 12/15/12	1,000,000	1,060,000
Richardson Electronics 8.25%
Conv. Sub. Deb. due 6/15/06	300,000	300,000

TOTAL CORPORATE BONDS
(Cost $17,914,216)		21,893,750

GOVERNMENT BONDS - 1.5%
(Principal Amount shown in
Canadian dollars.)
Canada 3.25%, due 12/1/06	14,000,000	11,055,048
Canada 4.50%, due 9/1/07	14,000,000	11,359,778
Canada 4.25%, due 9/1/08	14,000,000	11,243,375
Canada 5.50%, due 6/1/09	14,000,000	11,773,610
Canada 5.50%, due 6/1/10	14,000,000	11,793,195

TOTAL GOVERNMENT BONDS
(Cost $52,596,163)		57,225,006

U.S TREASURY OBLIGATIONS - 3.8%
U.S Treasury Notes
5.625%, due 2/15/06	45,000,000	46,995,119
3.25%, due 8/15/08	100,000,000	100,472,698

TOTAL U.S TREASURY OBLIGATIONS
(Cost $146,639,205)		147,467,817

REPURCHASE AGREEMENT - 7.2%
State Street Bank & Trust Company, 1.30% dated 9/30/04, due 10/1/04, maturity value $281,469,164 (collateralized by Federal Home Loan Bank, 3.25% due 8/15/05, Federal Home Loan Mortgage Corporation, 1.75% due 5/15/05 and Federal National Mortgage Association, 1.875%-4.25% due 12/15/04-6/15/05, valued at $287,110,537) (Cost $281,459,000)		281,459,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 0.3%
U.S. Treasury Bonds
5.25%-12.75% due 11/15/10-11/15/28		9,188,570
U.S. Treasury Notes
1.875%-5.625% due 1/31/06-5/15/08		1,183,699

(Cost $10,372,269)		10,372,269

TOTAL INVESTMENTS - 100.4%
(Cost $3,300,196,262)		3,914,281,630

LIABILITIES LESS CASH
AND OTHER ASSETS - (0.4)%		(15,670,013)

NET ASSETS - 100.0%		$3,898,611,617

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 88.3%
	SHARES	VALUE
Consumer Products - 10.6%
Apparel and Shoes - 1.8%
K-Swiss Cl. A	1,102,100	$21,215,425
Polo Ralph Lauren Cl. A	350,000	12,729,500
Steven Madden a	616,000	10,872,400
Stride Rite c	2,363,100	24,221,775
Wolverine World Wide	302,100	7,612,920

		76,652,020

Collectibles - 0.8%
Enesco Group a	582,500	3,990,125
Topps Company (The) c	3,147,800	30,785,484

		34,775,609

Food/Beverage/Tobacco - 0.9%
Boston Beer Company Cl. A a	392,800	9,898,560
CoolBrands International a,c	3,606,600	26,367,161

		36,265,721

Home Furnishing and Appliances - 1.5%
La-Z-Boy	600,900	9,121,662
Natuzzi ADR b	2,371,200	25,608,960
Select Comfort a	1,531,500	27,873,300

		62,603,922

Publishing - 0.4%
Journal Communications Cl. A	1,047,200	18,367,888

Sports and Recreation - 3.2%
Arctic Cat c	1,525,860	39,596,067
Callaway Golf Company c	4,444,200	46,975,194
Monaco Coach	416,150	9,009,648
Oakley	2,288,500	27,233,150
Sturm, Ruger & Company	991,800	8,936,118

		131,750,177

Other Consumer Products - 2.0%
Concord Camera a,c	1,693,400	3,149,724
Fossil a	1,290,100	39,915,694
4Kids Entertainment a	521,600	10,536,320
JAKKS Pacific a	511,800	11,771,400
Leapfrog Enterprises a,d	954,500	19,328,625

		84,701,763

Total		445,117,100

Consumer Services - 8.1%
Direct Marketing - 1.5%
Nu Skin Enterprises Cl. A	2,735,800	64,318,658

Leisure and Entertainment - 0.8%
Activision a	718,750	9,969,063
Multimedia Games a,d	905,100	14,029,050
New Frontier Media a,c	1,159,500	8,939,745

		32,937,858

Restaurants and Lodgings - 0.7%
Ryan's Restaurant Group a	1,370,800	20,342,672
Steak n Shake Company (The) a	443,000	7,566,440
Total Entertainment Restaurant a	365,700	3,185,247

		31,094,359

Retail Stores - 5.1%
Big Lots a	2,309,700	28,247,631
Brookstone a	94,500	1,785,105
Buckle (The)	679,500	18,665,865
Cache a,c	997,300	14,959,500
Cato Corporation Cl. A	692,500	15,408,125
Charming Shoppes a	3,913,400	27,863,408
Circuit City Stores	2,175,000	33,364,500
Claire's Stores	1,167,200	29,226,688
Hibbett Sporting Goods a	73,425	1,504,478
Krispy Kreme Doughnuts a,d	899,900	11,392,734
Pier 1 Imports	1,661,600	30,041,728

		212,459,762

Total		340,810,637

Financial Intermediaries - 5.0%
Insurance - 3.2%
Argonaut Group a	1,273,300	23,772,511
Aspen Insurance Holdings	878,000	20,202,780
CNA Surety a	870,100	9,223,060
NYMAGIC	386,500	8,460,485
Navigators Group a	503,500	14,722,340
Ohio Casualty a	810,100	16,955,393
PXRE Group	236,400	5,534,124
Phoenix Companies (The)	999,000	10,409,580
ProAssurance Corporation a	494,400	17,313,888
Scottish Re Group	350,000	7,409,500

		134,003,661

Securities Brokers - 0.6%
E*TRADE Financial a	2,358,900	26,938,638

Other Financial Intermediaries - 1.2%
Southern African Resources a,c	13,107,468	7,531,283
TSX Group	1,140,500	41,554,673

		49,085,956

Total		210,028,255

Financial Services - 1.6%
Information and Processing - 1.6%
eFunds Corporation a,c	3,718,800	69,132,492

Total		69,132,492

Health - 11.2%
Commercial Services - 1.7%
Bruker BioSciences a,c	5,168,500	17,883,010
Covance a	336,200	13,437,914
Discovery Partners International a,c	1,885,200	9,048,960
Gene Logic a,c	2,316,900	8,618,868
Hooper Holmes	2,240,900	10,039,232
PAREXEL International a	603,200	11,822,720

		70,850,704

Drugs and Biotech - 6.9%
Abgenix a	385,800	3,803,988
Antigenics a,c,d	2,316,900	13,970,907
Applera Corporation- Celera Genomics Group a	753,400	8,807,246
Cell Genesys a	1,735,600	15,568,332
Durect Corporation a,d	1,821,048	2,549,467
Endo Pharmaceuticals Holdings a	3,687,900	67,709,844
Exelixis a	605,100	4,877,106
Human Genome Sciences a	790,700	8,626,537
Lexicon Genetics a,c	4,033,800	26,582,742
Maxygen a	790,200	7,815,078
Myriad Genetics a,c	1,678,500	28,702,350
Perrigo Company	2,754,300	56,600,865
QLT a,d	1,866,100	31,070,565
VIVUS a,c	2,715,000	12,217,500

		288,902,527

Health Services - 0.8%
AMN Healthcare Services a,d	910,327	10,878,408
Albany Molecular Research a	576,000	5,529,600
Cross Country Healthcare a	683,500	10,594,250
MedQuist a	599,200	7,819,560

		34,821,818

Medical Products and Devices - 1.6%
CONMED Corporation a	255,500	6,719,650
Medical Action Industries a	489,500	8,139,406
Thoratec Corporation a,c	3,424,000	32,938,880
Viasys Healthcare a	1,119,500	18,729,235

		66,527,171

Personal Care - 0.2%
Helen of Troy a	288,100	7,842,082

Total		468,944,302

Industrial Products - 4.6%
Automotive - 0.7%
Adesa a,d	1,573,800	25,857,534
LKQ Corporation a	180,000	3,288,600

		29,146,134

Industrial Components - 0.4%
Aaon a	347,500	6,046,500
Powell Industries a	503,000	8,475,550

		14,522,050

Machinery - 0.9%
Lincoln Electric Holdings	487,800	15,297,408
Pason Systems c	938,800	23,053,559

		38,350,967

Metal Fabrication and Distribution - 1.6%
IPSCO	1,631,200	45,755,160
Schnitzer Steel Industries Cl. A	632,200	20,451,670

		66,206,830

Specialty Chemicals and Materials - 0.6%
Schulman (A.)	1,212,200	26,716,888

Other Industrial Products - 0.4%
Steelcase Cl. A	1,291,500	18,081,000

Total		193,023,869

Industrial Services - 7.1%
Advertising and Publishing - 0.1%
Modem Media a	620,700	3,339,366

Commercial Services - 2.2%
Copart a	1,210,143	22,908,007
Exponent a	200,200	5,515,510
FTI Consulting a	1,783,700	33,711,930
Spherion Corporation a	669,000	5,231,580
West Corporation a	806,800	23,502,084

		90,869,111

Engineering and Construction - 3.0%
Dycom Industries a	1,707,200	48,467,408
Insituform Technologies Cl. A a,c	2,544,900	47,513,283
Keith Companies a,c	656,200	9,777,380
Palm Harbor Homes a,d	1,096,900	18,482,765

		124,240,836

Food and Tobacco Processors - 0.3%
Omega Protein a,c	1,449,600	11,161,920

Printing - 0.2%
Ennis	472,500	10,120,950

Transportation and Logistics - 1.3%
Heartland Express	1,100,000	20,295,000
Knight Transportation a	632,100	13,539,582
Werner Enterprises	1,175,000	22,689,250

		56,523,832

Total		296,256,015

Natural Resources - 22.7%
Energy Services - 7.3%
Core Laboratories a	257,500	6,331,925
Dril-Quip a	648,200	14,454,860
Ensign Resource Service Group c	3,770,300	68,984,347
Global Industries a	3,229,850	19,960,473
Input/Output a,c	5,712,900	58,899,999
Maverick Tube a	815,700	25,131,717
National-Oilwell a	351,600	11,553,576
Oil States International a	1,636,200	30,596,940
Patterson-UTI Energy	377,000	7,189,390
Tesco Corporation a,c	2,225,600	23,991,968
Total Energy Services a,c	2,155,700	9,915,964
Varco International a	1,100,200	29,507,364

		306,518,523

Oil and Gas - 3.2%
Cimarex Energy a	518,200	18,105,908
Diamond Offshore Drilling	397,700	13,120,123
Remington Oil & Gas a	1,097,500	28,809,375
Unit Corporation a	2,138,700	75,025,596

		135,061,002

Precious Metals and Mining - 12.2%
Agnico-Eagle Mines	3,090,000	44,125,200
Apex Silver Mines a	2,027,800	44,003,260
Eldorado Gold a	5,270,100	17,180,526
Gammon Lake Resources a,d	2,535,200	15,084,440
Glamis Gold a	4,084,600	76,504,558
Goldcorp	3,675,700	50,945,202
Golden Star Resources a,d	4,041,600	21,299,232
Hecla Mining Company a,c	8,039,400	59,813,136
Meridian Gold a	4,676,600	78,192,752
Minefinders Corporation a,c	2,174,300	14,980,927
Northern Orion Resources a,c,d	8,582,600	21,706,635
Silver Standard Resources a,c,d	2,921,400	48,261,528
Stillwater Mining Company a	1,135,556	17,601,118

		509,698,514

Total		951,278,039

Technology - 12.9%
Components and Systems - 2.7%
Adaptec a	1,919,900	14,591,240
KEMET Corporation a	1,378,800	11,154,492
Methode Electronics Cl. A	955,700	12,223,403
REMEC a,c	3,255,927	15,335,416
TTM Technologies a	1,589,100	14,127,099
Technitrol a	1,687,100	32,898,450
Tektronix	462,900	15,391,425

		115,721,525

Internet Software and Services - 0.6%
CryptoLogic c	846,000	13,104,540
RealNetworks a	2,630,900	12,259,994

		25,364,534

IT Services - 2.8%
CIBER a	323,700	2,434,224
Forrester Research a	523,600	7,979,664
MAXIMUS a	287,900	8,294,399
Perot Systems Cl. A a	4,678,800	75,141,528
Syntel	1,571,000	25,968,630

		119,818,445

Semiconductors and Equipment - 3.3%
CEVA a,c,d	1,306,800	10,323,720
Cognex Corporation	70,000	1,834,000
Credence Systems a	2,275,000	16,380,000
DSP Group a	120,000	2,526,000
ESS Technology a,c	2,117,300	14,503,505
Entegris a	2,365,300	19,726,602
Exar Corporation a,c	2,906,850	41,160,996
Helix Technology	446,400	6,068,808
MIPS Technologies a	837,500	4,773,750
Omnivision Technologies a,d	450,000	6,367,500
Semitool a,c	1,771,233	13,443,658

		137,108,539

Software - 2.0%
Integral Systems c	595,300	11,614,303
PLATO Learning a	926,400	8,189,376
SCO Group (The) a,c,d	1,276,200	4,900,608
Sybase a	1,063,500	14,665,665
Transaction Systems Architects Cl. A a,c	2,348,800	43,652,448

		83,022,400

Telecommunications - 1.5%
CommScope a	1,338,400	28,909,440
KVH Industries a,c,d	1,254,100	9,054,602
PC-Tel a	928,600	7,670,236
ViaSat a	813,300	16,347,330

		61,981,608

Total		543,017,051

Miscellaneous - 4.5%
Total		190,821,351

TOTAL COMMON STOCKS
(Cost $3,149,995,462)		3,708,429,111

REPURCHASE AGREEMENT - 11.7%
State Street Bank & Trust Company, 1.30% dated 9/30/04, due 10/1/04, maturity value $490,880,726 (collateralized by Federal Home Loan Bank, 2.0%-3.25% due 11/15/04-8/15/05 and Federal National Mortgage Association, 2.875%-5.25% due 6/15/05-1/15/06, valued at $500,710,960 (Cost $490,863,000)		490,863,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED - 3.5%
U.S. Treasury Bills
due 12/23/04		5,529,207
U.S. Treasury Bonds
5.25%-13.25% due 11/15/10-5/15/30		59,961,171
U.S. Treasury Notes
1.875%-6.75% due 11/15/04-7/15/12		62,351,221
U.S. Treasury Strip-Interest
due 5/15/06-5/15/19		11,705,602
U.S. Treasury Strip-Principal
due 11/15/16-11/15/22		4,467,417

(Cost $144,014,618)		144,014,618

TOTAL INVESTMENTS - 103.5%
(Cost $3,784,873,080)		4,343,306,729

LIABILITIES LESS CASH
AND OTHER ASSETS - (3.5)%		(145,727,967)

NET ASSETS - 100.0%		$4,197,578,762

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 92.9%

Consumer Products - 5.4%
Apparel and Shoes - 1.2%
Hartmarx Corporation a	383,200	$2,843,344
Skechers U.S.A. Cl. A a,d	260,800	3,786,816
Warnaco Group (The) a,d	684,700	15,220,881

		21,851,041

Collectibles - 0.2%
Topps Company (The)	391,500	3,828,870

Home Furnishing and Appliances - 1.3%
Bassett Furniture Industries	295,700	5,582,816
Furniture Brands International	403,400	10,117,272
La-Z-Boy	435,000	6,603,300

		22,303,388

Publishing - 1.7%
Journal Communications Cl. A	333,800	5,854,852
McClatchy Company (The) Cl. A	99,300	7,033,419
Media General Cl. A	137,700	7,704,315
Scholastic Corporation a,d	331,300	10,233,857

		30,826,443

Other Consumer Products - 1.0%
Cross (A. T.) Company Cl. A a	339,900	1,886,445
JAKKS Pacific a	82,200	1,890,600
Playtex Products a	917,200	5,778,360
Universal Electronics a	295,900	4,965,202
Water Pik Technologies a	257,000	3,829,300

		18,349,907

Total		97,159,649

Consumer Services - 8.7%
Direct Marketing - 0.1%
Gaiam a,d	148,800	888,336

Leisure and Entertainment - 1.4%
Carmike Cinemas	88,344	3,110,592
Orient-Express Hotels Cl. A	432,400	7,065,416
Steinway Musical Instruments a,d	301,600	8,203,520
Vail Resorts a,d	404,500	7,309,315

		25,688,843

Media and Broadcasting - 1.8%
Cox Radio Cl. A a	620,000	9,250,400
Emmis Communications Cl. A a,d	607,900	10,978,674
Insight Communications Company Cl. A a,d	1,080,600	9,509,280
Regent Communications a	663,400	3,754,844

		33,493,198

Restaurants and Lodgings - 0.5%
Champps Entertainment a,d	48,200	428,016
Landry's Restaurants	156,200	4,262,698
Rubio's Restaurants a	435,300	3,969,936

		8,660,650

Retail Stores - 4.6%
Alloy a,d	1,325,000	5,021,750
Bombay Company (The) a,d	611,100	4,479,363
Burlington Coat Factory Warehouse	471,400	10,007,822
Casual Male Retail Group a	570,100	2,987,324
Dillard's Cl. A	494,600	9,763,404
Genesco a,d	328,800	7,743,240
Linens 'n Things a,d	123,400	2,859,178
Longs Drug Stores	466,300	11,284,460
REX Stores a	541,800	7,612,290
Saks a	594,200	7,160,110
Tweeter Home Entertainment Group a	870,900	4,920,585
Wild Oats Markets a,d	561,100	4,847,904
Wilsons The Leather Experts a,d	621,700	3,220,406

		81,907,836

Other Consumer Services - 0.3%
Rent-Way a,d	770,900	5,280,665

Total		155,919,528

Financial Intermediaries - 1.9%
Banking - 0.3%
Texas Capital Bancshares a,d	278,500	5,054,775

Insurance - 1.6%
American Physicians Capital a	333,500	10,211,770
FBL Financial Group Cl. A	320,000	8,380,800
Horace Mann Educators	502,800	8,839,224
PXRE Group	75,900	1,776,819

		29,208,613

Total		34,263,388

Financial Services - 1.1%
Other Financial Services - 1.1%
Advanta Corporation Cl. A	54,200	1,235,760
Advanta Corporation Cl. B	338,000	8,176,220
Metris Companies a	992,700	9,708,606

Total		19,120,586

Health - 3.0%
Commercial Services - 0.2%
TriZetto Group (The) a	790,700	4,609,781

Drugs and Biotech - 0.6%
Cambrex Corporation	472,700	10,375,765
Transgenomic a,d	725,100	841,116

		11,216,881

Health Services - 1.7%
Cross Country Healthcare a,d	441,300	6,840,150
LifePoint Hospitals a,d	233,400	7,004,334
MIM Corporation a,d	700,900	4,051,202
Medical Staffing Network Holdings a,d	644,200	3,955,388
Prime Medical Services a,d	563,600	4,069,192
QuadraMed a	238,300	652,942
Quovadx a,d	728,104	1,390,679
Tripos a	411,200	1,751,712

		29,715,599

Medical Products and Devices - 0.3%
Hologic a	178,700	3,443,549
New Brunswick Scientific a	353,374	1,819,876

		5,263,425

Personal Care - 0.2%
Revlon Cl. A a,d	1,507,840	3,799,757

Total		54,605,443

Industrial Products - 27.1%
Automotive - 0.4%
Spartan Motors	528,600	7,421,544

Building Systems and Components - 1.7%
Interface Cl. A a,d	1,203,900	9,655,278
Lennox International	596,800	8,916,192
Modtech Holdings a	379,401	2,860,684
Shaw Group (The) a,d	809,000	9,708,000

		31,140,154

Construction Materials - 0.3%
NCI Building Systems a	166,400	5,308,160

Industrial Components - 4.3%
American Technical Ceramics a	288,600	2,597,400
CTS Corporation	327,900	4,131,540
Deswell Industries	297,033	5,851,550
Gerber Scientific a,c,d	1,183,000	7,795,970
GrafTech International a,d	467,300	6,518,835
Hawk Corporation Cl. A a,c	603,800	4,757,944
Ladish Company a	444,700	4,069,005
Lamson & Sessions Company a	563,500	5,127,850
MagneTek a,d	1,279,600	9,558,612
Penn Engineering & Manufacturing	203,000	3,779,860
Planar Systems a,d	481,300	5,395,373
Timken Company (The)	532,700	13,115,074
Zygo Corporation a	501,100	5,076,143

		77,775,156

Machinery - 6.5%
AGCO Corporation a,d	396,100	8,959,782
Baldwin Technology Company Cl. A a,c	745,300	2,086,840
Evans & Sutherland Computer a,c	525,125	2,809,419
FEI Company a,d	253,400	5,007,184
Flow International a,c	817,900	2,617,280
GSI Lumonics a	856,600	8,960,036
Hurco Companies a	297,200	3,979,508
JLG Industries	554,100	9,308,880
Keithley Instruments	345,300	6,025,485
LeCroy Corporation a,d	538,000	8,989,980
Regal-Beloit	505,500	12,228,045
Robbins & Myers	368,900	8,115,800
Robotic Vision Systems a,d	961,560	1,153,872
Stewart & Stevenson Services	459,500	8,119,365
TB Wood's c	272,800	1,554,960
Terex Corporation a	259,500	11,262,300
Thermadyne Holdings a,d	392,900	4,321,900
UNOVA a,d	760,300	10,682,215

		116,182,851

Metal Fabrication and Distribution - 2.3%
Carpenter Technology	218,700	10,440,738
Commonwealth Industries a	492,000	4,595,280
Foster (L.B.) Company Cl. A a	473,200	4,012,736
Oregon Steel Mills a,d	919,900	15,297,937
RTI International Metals a	295,000	5,714,150
Universal Stainless & Alloy Products a	48,600	668,250

		40,729,091

Paper and Packaging - 0.9%
Graphic Packaging a,d	1,197,200	7,757,856
Longview Fibre	410,000	6,252,500
Peak International a	232,400	1,208,480

		15,218,836

Pumps, Valves and Bearings - 2.3%
Baldor Electric	453,200	10,722,712
CIRCOR International	505,300	9,853,350
Flowserve Corporation a	547,700	13,243,386
Gardner Denver a,d	284,900	7,854,693

		41,674,141

Specialty Chemicals and Materials - 6.3%
Albemarle Corporation	154,000	5,403,860
Calgon Carbon	806,900	5,825,818
H. B. Fuller Company	292,500	8,014,500
IMC Global a,d	810,600	14,096,334
LESCO a	353,200	4,676,368
Lydall a,d	493,600	4,590,480
MacDermid	301,000	8,716,960
Material Sciences a	525,000	7,082,250
Park Electrochemical	369,100	7,824,920
PolyOne Corporation a	1,096,700	8,247,184
Quaker Chemical	295,100	7,126,665
Spartech Corporation	481,100	12,075,610
Terra Industries a,d	436,400	3,779,224
Titanium Metals a,d	659,445	15,470,580

		112,930,753

Textiles - 0.7%
Dixie Group a	354,100	3,983,625
Phillips-Van Heusen	352,200	7,847,016

		11,830,641

Other Industrial Products - 1.4%
Maxwell Technologies a,d	509,000	5,247,790
McGrath RentCorp	298,800	10,921,140
Tredegar Corporation	477,900	8,697,780

		24,866,710

Total		485,078,037

Industrial Services - 10.0%
Advertising and Publishing - 0.9%
Journal Register Company a	388,300	7,338,870
Modem Media a,d	576,074	3,099,278
ValueClick a,d	671,900	6,342,736

		16,780,884

Commercial Services - 3.3%
Anacomp Cl. A a	117,200	2,156,480
Carreker Corporation a,d	447,000	3,401,670
MPS Group a,d	338,700	2,848,467
Management Network Group a	851,200	1,702,400
Nam Tai Electronics	311,300	6,646,255
Pemstar a,d	1,045,600	1,902,992
Precis a,d	369,500	1,093,720
Province Healthcare Company a	282,900	5,918,268
Rentrak Corporation a,d	344,300	2,998,853
Sparton Corporation a	287,160	2,512,650
TRC Companies a,d	638,000	11,975,260
Volt Information Sciences a	480,700	13,829,739
Xanser Corporation a	1,154,800	2,829,260

		59,816,014

Engineering and Construction - 1.9%
Champion Enterprises a,d	742,400	7,639,296
Comfort Systems USA a,d	822,100	5,425,860
EMCOR Group a,d	209,600	7,885,152
Fleetwood Enterprises a,d	661,600	10,043,088
Matrix Service Company a,d	496,200	2,540,544

		33,533,940

Food and Tobacco Processors - 0.1%
Galaxy Nutritional Foods a	544,100	691,007

Industrial Distribution - 0.7%
Aviall a,d	421,100	8,590,440
Rush Enterprises Cl. B a	276,000	3,226,440

		11,816,880

Printing - 0.5%
Bowne & Co.	711,400	9,241,086

Transportation and Logistics - 2.2%
Alaska Air Group a,d	314,300	7,788,354
Atlas Air Worldwide Holdings a	482,100	8,918,850
FLYi a,d	884,000	3,456,440
Mesa Air Group a,d	652,400	3,327,240
OMI Corporation	426,800	6,837,336
Pacific CMA a,d	498,000	343,620
Sea Containers Cl. A	583,600	8,888,228

		39,560,068

Other Industrial Services - 0.4%
National Technical Systems a	361,000	1,794,170
Newpark Resources a,d	874,000	5,244,000

		7,038,170

Total		178,478,049

Natural Resources - 3.8%
Energy Services - 1.2%
Boots & Coots International Well Control a	866,600	684,614
Global Industries a,d	436,000	2,694,480
GulfMark Offshore a,d	549,600	8,974,968
Universal Compression Holdings a,d	272,500	9,284,075

		21,638,137

Oil and Gas - 2.0%
ATP Oil & Gas a,d	525,400	6,399,372
Forest Oil a,d	152,310	4,587,577
Pioneer Drilling Company a,d	375,300	3,152,520
Plains Exploration & Production Company a,d	291,313	6,950,728
Remington Oil & Gas a	303,100	7,956,375
Swift Energy Company a	297,900	7,137,684

		36,184,256

Precious Metals and Mining - 0.6%
Century Aluminum a,d	380,400	10,548,492

Total		68,370,885

Technology - 27.3%
Aerospace and Defense - 5.2%
Sensytech a	131,300	3,676,400
BE Aerospace a,d	1,346,100	12,249,510
CPI Aerostructures a	208,700	1,899,170
Ducommun a	344,500	7,699,575
Esterline Technologies a,d	440,200	13,465,718
Fairchild Corporation (The) Cl. A a	783,000	3,116,340
GenCorp	569,500	7,716,725
HEICO Corporation	361,600	6,393,088
HEICO Corporation Cl. A	32,680	440,526
Herley Industries a,d	80,900	1,512,021
Hexcel Corporation a,d	1,188,900	16,430,598
Kaman Corporation Cl. A	549,400	6,559,836
LaBarge a	490,300	3,971,430
Teledyne Technologies a	301,800	7,557,072

		92,688,009

Components and Systems - 6.1%
Ampex Corporation Cl. A a,c	307,740	569,319
Analogic Corporation	159,700	6,657,893
Ault a,c	321,100	976,144
Belden CDT d	611,950	13,340,510
Bonso Electronics International	165,500	903,630
Celestica a,d	158,912	2,018,182
Chyron Corporation a	498,000	204,180
Cray a,d	711,200	2,510,536
Del Global Technologies a	289,085	794,984
Del Global Technologies (Warrants) a	17,714	19,485
Dot Hill Systems a,d	685,400	5,496,908
Hypercom Corporation a,d	326,500	2,409,570
Innovex a,d	675,200	2,748,064
Interlink Electronics a	363,700	3,000,525
Interphase Corporation a,c	350,800	3,472,920
Iomega Corporation a	925,700	4,304,505
Lantronix a,d	965,900	994,877
Merix Corporation a,d	347,100	3,595,956
Network Equipment Technologies a,d	1,175,000	7,766,750
OSI Systems a,d	465,000	7,486,500
Pinnacle Systems a,d	1,088,000	4,536,960
Printronix a	281,100	4,225,214
Radiant Systems a	643,600	2,587,272
SBS Technologies a	356,150	4,345,030
SCM Microsystems a,d	395,520	1,083,725
Spectrum Control a,d	561,100	3,989,421
TTM Technologies a,d	574,300	5,105,527
Vishay Intertechnology a,d	597,400	7,706,460
Western Digital a,d	649,900	5,712,621

		108,563,668

Distribution - 1.0%
Bell Industries a,c	434,100	1,215,480
Bell Microproducts a,d	951,600	7,384,416
Benchmark Electronics a,d	303,200	9,035,360

		17,635,256

Internet Software and Services - 0.8%
Digitas a,d	501,900	3,879,687
Inforte Corporation a	253,100	1,746,390
Internap Network Services a,d	1,003,200	672,144
NetIQ Corporation a	733,700	7,850,590

		14,148,811

IT Services - 1.5%
CIBER a,d	786,223	5,912,397
Computer Task Group a	1,026,400	3,192,104
Computer Horizons a,c	1,686,200	7,301,246
Keane a	685,700	10,532,352
Technology Solutions a	1,079,400	928,284

		27,866,383

Semiconductors and Equipment - 5.2%
ADE Corporation a,d	292,700	4,986,145
Alliance Semiconductor a,d	1,339,800	4,635,708
ANADIGICS a,d	555,000	1,870,350
Brooks Automation a,d	497,800	7,043,870
California Micro Devices a	755,000	5,836,150
Conexant Systems a,d	560,316	902,109
Credence Systems a,d	839,400	6,043,680
FSI International a,d	849,700	3,551,746
Genus a,d	359,800	791,560
Intevac a,d	492,075	3,090,231
MEMC Electronic Materials a,d	993,600	8,425,728
Mentor Graphics a,d	584,400	6,407,946
PLX Technology a,d	579,700	4,179,637
Pericom Semiconductor a	678,400	6,553,344
Silicon Storage Technology a,d	772,000	4,917,640
Standard Microsystems a,d	428,400	7,501,284
TriQuint Semiconductor a,d	1,093,900	4,266,210
Veeco Instruments a,d	367,400	7,704,378
Vitesse Semiconducter a,d	617,300	1,685,229
White Electronic Designs a,d	725,700	3,555,930

		93,948,875

Software - 2.4%
Borland Software a,d	1,029,400	8,595,490
Bottomline Technologies a	370,200	3,498,390
Digital Impact a	847,800	1,186,920
Epicor Software a,d	657,800	7,913,334
Evolving Systems a,d	576,800	1,787,503
Indus International a	872,600	1,378,708
MSC.Software a,d	758,000	6,094,320
MAPICS a,d	545,400	4,935,870
Manugistics Group a,d	1,301,400	3,097,332
Phoenix Technologies a	859,100	4,286,909
Versant Corporation a	444,600	351,234

		43,126,010

Telecommunications - 5.1%
Andrew Corporation a,d	640,700	7,842,168
Carrier Access a,d	490,900	3,411,755
Centillium Communications a	1,331,500	3,168,970
ClearOne Communications a,d	390,500	1,815,825
CommScope a,d	382,800	8,268,480
Comtech Telecommunications a,d	277,700	7,525,670
Covad Communications Group a,d	1,192,200	2,002,896
EMS Technologies a	207,500	3,579,375
EMCORE Corporation a	504,900	989,604
General Communication Cl. A a,d	670,000	6,063,500
Glenayre Technologies a	1,294,600	2,330,280
Globecomm Systems a,d	304,900	2,021,487
Inter-Tel	384,600	8,315,052
Interland a,d	542,600	1,926,230
MetaSolv a	942,300	2,421,711
Norstan a,c	716,400	2,292,480
Powerwave Technologies a,d	1,281,900	7,896,504
Radyne ComStream a	425,100	3,205,254
Symmetricom a,d	1,172,700	11,093,742
Teleglobe International Holdings a	21,050	73,043
Westell Technologies Cl. A a,d	909,100	4,700,047

		90,944,073

Total		488,921,085

Utilities -0.2%
Sierra Pacific Resources a,d	357,600	3,200,520

Total		3,200,520

Miscellaneous - 4.4%
Total		78,093,429

TOTAL COMMON STOCKS
(Cost $1,427,082,519)		1,663,210,599

REPURCHASE AGREEMENT-7.3%
State Street Bank & Trust Company, 1.30% dated 9/30/04, due 10/1/04, maturity value $129,988,694 (collateralized by Federal Home Loan Bank, 4.125% due 1/14/05 and Federal Home Loan Mortgage Corporation, 1.75% -3.875% due 2/15/05- 5/15/05, valued at $132,588,504) (Cost $129,984,000)		129,984,000

COLLATERAL RECEIVED FOR SECURITIES LOANED-8.5%
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio		152,399,954

Total (Cost $152,399,954)		152,399,954

TOTAL INVESTMENTS-108.7%
(Cost $1,709,466,473)		1,945,594,553

LIABILITIES LESS CASH
AND OTHER ASSETS-(8.7)%		(155,451,593)

NET ASSETS-100.0%		$1,790,142,960

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 85.9%
	SHARES	VALUE
Consumer Products - 9.8%
Apparel and Shoes - 3.8%
Polo Ralph Lauren Cl. A	1,489,100	$54,158,567
Timberland Company Cl. A a	814,300	46,252,240

		100,410,807

Sports and Recreation - 3.0%
Thor Industries	1,234,100	32,666,627
Winnebago Industries	1,409,500	48,825,080

		81,491,707

Other Consumer Products - 3.0%
Fossil a	952,500	29,470,350
Matthews International Cl. A	876,500	29,695,820
Yankee Candle Company a	715,100	20,709,296

		79,875,466

Total		261,777,980

Consumer Services - 6.0%
Direct Marketing - 2.6%
Nu Skin Enterprises Cl. A	2,940,500	69,131,155

Retail Stores - 3.4%
Big Lots a	3,288,000	40,212,240
Charming Shoppes a	1,662,200	11,834,864
Pier 1 Imports	2,154,300	38,949,744

		90,996,848

Total		160,128,003

Financial Intermediaries - 8.3%
Insurance - 6.9%
Alleghany Corporation a	262,300	71,581,670
Erie Indemnity Company Cl. A	1,249,200	63,734,184
Wesco Financial	67,670	23,786,005
White Mountains Insurance Group	29,850	15,701,100
Zenith National Insurance	280,400	11,863,724

		186,666,683

Other Financial Intermediaries - 1.4%
TSX Group	1,012,000	36,872,713

Total		223,539,396

Financial Services - 2.6%
Information and Processing -2.6%
FactSet Research Systems	590,900	28,481,380
Fair Isaac	738,000	21,549,600
Interactive Data a	984,100	18,520,762

Total		68,551,742

Health - 9.3%
Commercial Services -1.8%
Covance a	536,500	21,443,905
IDEXX Laboratories a	500,200	25,380,148

		46,824,053

Drugs and Biotech - 4.2%
Endo Pharmaceuticals Holdings a	3,963,950	72,778,122
Perrigo Company	1,908,900	39,227,895

		112,006,017

Medical Products and Devices - 3.3%
Arrow International	1,509,525	45,134,798
Haemonetics a	390,400	12,820,736
Viasys Healthcare a,c	1,881,900	31,484,187

		89,439,721

Total		248,269,791

Industrial Products - 13.5%
Automotive - 1.1%
Adesa a	1,735,000	28,506,050

Building Systems and Components -2.8%
Simpson Manufacturing c	1,204,200	76,105,440

Construction Materials - 2.9%
Florida Rock Industries	1,561,450	76,495,436

Machinery - 4.5%
Lincoln Electric Holdings	1,839,797	57,696,034
National Instruments	679,087	20,555,964
Woodward Governor Company c	640,604	43,234,364

		121,486,362

Metal Fabrication and Distribution - 2.2%
IPSCO	506,300	14,201,715
Schnitzer Steel Industries Cl. A	1,371,000	44,351,850

		58,553,565

Total		361,146,853

Industrial Services - 7.6%
Commercial Services - 1.0%
West Corporation a	922,400	26,869,512

Engineering and Construction - 1.6%
Dycom Industries a	1,493,300	42,394,787

Industrial Distribution - 2.1%
Ritchie Bros. Auctioneers c	1,776,200	54,440,530

Transportation and Logistics - 2.9%
Brink's Company (The)	877,294	26,467,960
EGL a	1,724,200	52,174,292

		78,642,252

Total		202,347,081

Natural Resources - 15.1%
Energy Services - 6.6%
Ensign Resource Service Group	3,730,600	68,257,964
Precision Drilling a	614,000	35,305,000
Tidewater	748,000	24,347,400
Trican Well Service a,c	1,298,900	49,276,585

		177,186,949

Oil and Gas - 3.1%
Cimarex Energy a	686,600	23,989,804
Unit Corporation a	1,691,700	59,344,836

		83,334,640

Precious Metals and Mining - 5.4%
Glamis Gold a	2,992,700	56,053,271
Goldcorp	3,643,300	50,496,138
Hecla Mining Company a	5,032,100	37,438,824

		143,988,233

Total		404,509,822

Technology - 13.7%
Aerospace and Defense - 1.3%
Curtiss-Wright	608,400	34,818,732

Components and Systems - 3.9%
Dionex Corporation a	867,500	47,452,250
Symbol Technologies	2,052,400	25,942,336
Zebra Technologies Cl. A a	503,900	30,742,939

		104,137,525

Distribution - 0.7%
Arrow Electronics a	884,100	19,962,978

IT Services - 4.8%
Gartner Cl. A a	2,798,600	32,715,634
Keane a	1,362,200	20,923,392
MAXIMUS a	732,600	21,106,206
Perot Systems Cl. A a	3,345,700	53,731,942

		128,477,174

Semiconductors and Equipment - 3.0%
Cabot Microelectronics a,c,d	1,261,300	45,722,125
Cognex Corporation	1,303,000	34,138,600

		79,860,725

Total		367,257,134

TOTAL COMMON STOCKS
(Cost $1,669,261,387)		2,297,527,802

REPURCHASE AGREEMENT - 17.0%
State Street Bank & Trust Company, 1.30% dated 9/30/04, due10/1/04, maturity value $454,444,410 (collateralized by Federal Home Loan Mortgage Corporation, 2.125%-3.875% due 11/15/04-11/15/05 and Federal National Mortgage Association, 5.25% due 1/15/06, valued at $463,544,681) (Cost $454,428,000)		454,428,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 0.3%
U.S. Treasury Bonds
6.25%-8.125% due 5/15/16-5/15/30		3,029,327
U.S. Treasury Notes
5.875%-6.50% due 11/15/04-10/15/06		6,043,555

Total (Cost $9,072,882)		9,072,882

TOTAL INVESTMENTS - 103.2%
(Cost $ 2,132,762,269)		2,761,028,684

LIABILITIES LESS CASH AND OTHER ASSETS - (3.2)%		(85,329,313)

NET ASSETS - 100.0%		$2,675,699,371

SCHEDULES OF INVESTMENTS
ROYCE TRUSTSHARES FUND
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 97.7%
	SHARES	VALUE
Consumer Products - 4.7%
Apparel and Shoes - 4.7%
Delta Apparel	45,680	$1,087,184
Polo Ralph Lauren Cl. A	30,500	1,109,285

		2,196,469

Consumer Services - 2.0%
Other Consumer Services - 2.0%
Sotheby's Holdings Cl. A a	60,000	943,200

		943,200

Financial Intermediaries - 3.3%
Insurance - 1.6%
Erie Indemnity Company Cl. A	15,000	765,300

Securities Brokers - 1.7%
E*TRADE Financial a	68,200	778,844

Total		1,544,144

Financial Services - 10.2%
Information and Processing - 2.8%
eFunds Corporation a	34,900	648,791
SEI Investments	20,000	673,600

		1,322,391

Insurance Brokers - 1.3%
Gallagher (Arthur J.) & Company	18,000	596,340

Investment Management - 6.1%
Alliance Capital Management Holding L.P.	40,000	1,420,000
Federated Investors Cl. B	25,000	711,000
Nuveen Investments Cl. A	25,800	763,680

		2,894,680

Total		4,813,411

Health - 10.1%
Commercial Services - 1.6%
First Consulting Group a	82,700	391,998
TriZetto Group (The) a	64,400	375,452

		767,450

Drugs and Biotech - 4.5%
Applera Corporation- Applied Biosystems Group	30,000	566,100
Lexicon Genetics a	57,000	375,630
Perrigo Company	27,900	573,345
Priority Healthcare Cl. B a	30,000	604,500

		2,119,575

Medical Products and Devices - 3.0%
Arrow International	24,900	744,510
STERIS Corporation a	29,500	647,230

		1,391,740

Personal Care - 1.0%
Ocular Sciences a	9,800	470,106

Total		4,748,871

Industrial Products - 4.8%
Industrial Components - 1.7%
Intermagnetics General a	34,350	795,203

Machinery - 1.9%
Lincoln Electric Holdings	28,900	906,304

Metal Fabrication and Distribution - 1.2%
Schnitzer Steel Industries Cl. A	17,500	566,125

Total		2,267,632

Industrial Services - 19.5%
Commercial Services - 9.9%
Harsco Corporation	20,000	898,000
iGATE Corporation a	170,300	626,704
Kforce a	122,500	1,026,550
MPS Group a	68,000	571,880
MoneyGram International	36,100	616,588
Pegasystems a	102,800	717,544
Viad Corporation	9,025	214,163

		4,671,429

Engineering and Construction - 2.4%
EMCOR Group a	12,000	451,440
Insituform Technologies Cl. A a	35,000	653,450

		1,104,890

Industrial Distribution - 2.0%
Ritchie Bros. Auctioneers	31,000	950,150

Transportation and Logistics - 5.2%
Atlas Air Worldwide Holdings a	30,000	555,000
EGL a	30,000	907,800
UTI Worldwide	16,700	982,127

		2,444,927

Total		9,171,396

Natural Resources - 5.1%
Energy Services - 5.1%
Input/Output a	135,000	1,391,850
Universal Compression Holdings a	22,000	749,540
Willbros Group a	18,000	268,380

Total		2,409,770

Technology - 33.6%
Components and Systems - 13.0%
Checkpoint Systems a	41,000	638,370
Excel Technology a	16,000	413,120
Kronos a	17,250	764,002
Lowrance Electronics	33,000	809,160
Newport Corporation a	54,000	619,380
Plexus Corporation a	52,800	582,912
Richardson Electronics	56,100	539,121
Symbol Technologies	38,000	480,320
Technitrol a	42,800	834,600
Vishay Intertechnology a	35,100	452,790

		6,133,775

Distribution - 2.2%
Benchmark Electronics a	35,000	1,043,000

IT Services - 9.4%
BearingPoint a	46,700	417,498
CIBER a	25,000	188,000
Forrester Research a	30,000	457,200
Gartner Cl. A a	55,000	642,950
Keane a	53,000	814,080
MAXIMUS a	13,600	391,816
Perot Systems Cl. A a	55,000	883,300
Syntel	37,700	623,181

		4,418,025

Semiconductors and Equipment - 6.0%
CEVA a	36,000	284,400
Cognex Corporation	38,500	1,008,700
Credence Systems a	40,000	288,000
Exar Corporation a	70,600	999,696
Fairchild Semiconductor International Cl. A a	15,000	212,550

		2,793,346

Software - 2.2%
JDA Software Group a	25,000	270,500
ManTech International Cl. A a	20,000	374,400
Verity a	30,000	386,400

		1,031,300

Telecommunications - 0.8%
Scientific-Atlanta	15,000	388,800

Total		15,808,246

Miscellaneous - 4.4%
Total		2,062,294

TOTAL COMMON STOCKS
(Cost $37,804,024)		45,965,433

REPURCHASE AGREEMENT - 7.2%
State Street Bank & Trust Company, 1.30% dated 9/30/04, due 10/1/04, maturity value $3,366,122 (collateralized by Federal Home Loan Bank, 2.625% due 5/15/07, valued at $3,435,163) (Cost $3,366,000)		3,366,000

TOTAL INVESTMENTS - 104.9%
(Cost $41,170,024)		49,331,433

LIABILITIES LESS CASH
AND OTHER ASSETS - (4.9)%		(2,299,556)

NET ASSETS - 100.0%		$47,031,877

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 87.2%
	SHARES	VALUE
Consumer Products - 18.9%
Apparel and Shoes - 3.2%
Hampshire Group a,c,d	213,400	$6,734,904
K-Swiss Cl. A	715,000	13,763,750
Kellwood Company	299,500	10,916,775

		31,415,429

Collectibles - 0.9%
Russ Berrie & Company	429,300	8,650,395

Food/Beverage/Tobacco - 3.5%
Lancaster Colony	584,700	24,653,876
National Beverage a	1,150,000	9,292,000

		33,945,876

Home Furnishing and Appliances - 8.0%
American Woodmark	571,800	21,170,895
Chromcraft Revington a,c	315,000	4,032,000
Ethan Allen Interiors	266,700	9,267,825
Flexsteel Industries c	369,200	6,553,300
Hooker Furniture	635,000	17,545,050
National Presto Industries c	450,500	18,839,910

		77,408,980

Sports and Recreation - 0.9%
Escalade	394,600	5,480,994
Johnson Outdoors Cl. A a	154,300	3,039,710

		8,520,704

Other Consumer Products - 2.4%
Koss Corporation	152,500	3,446,500
Movado Group	267,600	4,549,200
Toro Company (The)	162,900	11,126,070
Yankee Candle Company a,d	158,000	4,575,680

		23,697,450

Total		183,638,834

Consumer Services - 20.7%
Leisure and Entertainment - 0.2%
Bowl America Cl. A	165,000	2,351,250

Restaurants and Lodgings - 5.8%
Bob Evans Farms	645,400	17,529,064
CEC Entertainment a,d	527,100	19,370,925
Frisch's Restaurants c	290,000	7,250,000
Jack in the Box a,d	400,000	12,692,000

		56,841,989

Retail Stores - 14.7%
AnnTaylor Stores a	440,000	10,296,000
Arden Group Cl. A	114,718	9,751,030
BJ's Wholesale Club a,d	787,500	21,530,250
Borders Group	1,390,000	34,472,000
Cato Corporation Cl. A	490,000	10,902,500
Deb Shops	432,000	10,540,800
Dress Barn (The) a,d	841,700	14,687,665
Hancock Fabrics	417,000	4,995,660
Jo-Ann Stores a	330,000	9,253,200
Sharper Image a,d	273,900	5,875,155
Talbots	403,000	9,990,370

		142,294,630

Total		201,487,869

Financial Services 2.4%
Insurance Brokers - 2.4%
Hilb Rogal & Hobbs Company	635,000	22,999,700

Total		22,999,700

Health - 5.4%
Commercial Services - 0.5%
Owens & Minor	199,000	5,054,600

Health Services - 0.9%
AMN Healthcare Services a,d	197,499	2,360,113
National Dentex a,c	211,000	5,945,980

		8,306,093

Medical Products and Devices - 2.8%
Bio-Rad Laboratories Cl. A a,d	455,000	23,250,500
Utah Medical Products	195,000	3,510,000

		26,760,500

Personal Care - 1.2%
Regis	302,000	12,146,440

Total		52,267,633

Industrial Products - 22.8%
Automotive - 4.8%
Bandag Cl. A	565,000	22,763,850
R & B a	340,000	7,432,400
Strattec Security a,d	145,000	9,027,700
Superior Industries International	247,000	7,397,650

		46,621,600

Building Systems and Components - 0.9%
Simpson Manufacturing	130,000	8,216,000

Industrial Components - 2.1%
Genlyte Group (The) a,d	197,500	12,717,025
Standex International	327,000	8,011,500

		20,728,525

Machinery - 4.0%
Briggs & Stratton	255,000	20,706,000
Cascade Corporation	507,000	14,074,320
Rofin-Sinar Technologies a,d	142,000	4,171,960

		38,952,280

Metal Fabrication and Distribution - 0.9%
Encore Wire a,d	147,000	1,946,280
Quanex Corporation	138,300	7,092,024

		9,038,304

Pumps, Valves and Bearings - 0.7%
Met-Pro Corporation c	490,000	6,443,500

Specialty Chemicals and Materials - 8.2%
Hawkins	492,500	5,885,375
Lubrizol Corporation	745,000	25,777,000
Quaker Chemical	226,100	5,460,315
Schulman (A.)	873,700	19,256,348
Schweitzer-Mauduit International	727,500	23,571,000

		79,950,038

Other Industrial Products - 1.2%
MITY Enterprises a	171,900	2,843,226
Superior Uniform Group c	610,000	8,357,000

		11,200,226

Total		221,150,473

Industrial Services - 15.6%
Commercial Services - 2.0%
Global Imaging Systems a,d	238,200	7,403,256
Watson Wyatt & Company Holdings	473,600	12,455,680

		19,858,936

Engineering and Construction - 0.3%
Skyline Corporation	63,200	2,531,160

Food and Tobacco Processors - 4.3%
Farmer Bros.	385,000	10,291,050
Sanderson Farms	385,000	12,878,250
Universal	422,500	18,860,400

		42,029,700

Industrial Distribution - 1.8%
Lawson Products	425,700	17,440,929

Printing - 5.9%
Banta Corporation	727,500	28,918,125
CSS Industries	511,400	15,822,716
Ennis	565,000	12,102,300

		56,843,141

Transportation and Logistics - 1.3%
Arkansas Best	347,500	12,725,450

Total		151,429,316

Miscellaneous - 1.4%
Total		13,127,278

TOTAL COMMON STOCKS
(Cost $715,478,813)		846,101,103

REPURCHASE AGREEMENT - 12.6%
State Street Bank & Trust Company, 1.30% dated 9/30/04, due 10/1/04, maturity value $122,440,421 (collateralized by Federal Home Loan Bank 4.125% due 1/14/05 and Federal Home Loan Mortgage Corporation, 3.875%-7.00% due 2/15/05-7/15/05, valued at $124,893,604) (Cost $122,436,000)		122,436,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 3.2%
Money Market Funds
AIM Liquid Assets Institutional Fund		18,616,847
AIM Treasury Assets Institutional Fund		12,754,038

(Cost $31,370,885)		31,370,885

TOTAL INVESTMENTS - 103.0%
(Cost $869,285,698)		999,907,988

LIABILITIES LESS CASH
AND OTHER ASSETS - (3.0)%		(28,974,566)

NET ASSETS - 100.0%		$970,933,422

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 92.1%
	SHARES	VALUE
Consumer Products - 4.2%
Apparel and Shoes - 2.6%
Polo Ralph Lauren Cl. A	15,800	$574,646

Home Furnishing and Appliances - 1.6%
Select Comfort a	20,000	364,000

Total		938,646

Financial Intermediaries - 9.0%
Insurance - 4.0%
Erie Indemnity Company Cl. A	10,000	510,200
Montpelier Re Holdings	5,200	190,736
Zenith National Insurance	5,000	211,550

		912,486

Real Estate Investment Trusts - 2.7%
Rayonier	13,650	617,526

Securities Brokers - 2.3%
E*TRADE Financial a	45,300	517,326

Total		2,047,338

Financial Services - 9.8%
Information and Processing - 4.5%
eFunds Corporation a	25,000	464,750
SEI Investments	16,700	562,456

		1,027,206

Insurance Brokers - 2.2%
Gallagher (Arthur J.) & Company	15,000	496,950

Investment Management - 2.1%
Nuveen Investments Cl. A	15,800	467,680

Other Financial Services - 1.0%
PRG-Schultz International a	41,100	235,914

Total		2,227,750

Health - 10.6%
Commercial Services - 2.8%
Bruker BioSciences a	39,700	137,362
Covance a	4,500	179,865
First Consulting Group a	40,000	189,600
TriZetto Group (The) a	20,000	116,600

		623,427

Drugs and Biotech - 3.7%
Emisphere Technologies a	47,800	146,746
Lexicon Genetics a	37,500	247,125
Perrigo Company	22,000	452,100

		845,971

Medical Products and Devices - 2.6%
Arrow International	20,000	598,000

Personal Care - 1.5%
Ocular Sciences a	7,000	335,790

Total		2,403,188

Industrial Products - 5.5%
Building Systems and Components - 0.9%
Juno Lighting	6,700	203,278

Construction Materials - 2.7%
Florida Rock Industries	8,625	422,539
Heywood Williams Group a	120,000	186,761

		609,300

Specialty Chemicals and Materials - 1.9%
MacDermid	15,000	434,400

Total		1,246,978

Industrial Services - 12.6%
Commercial Services - 5.6%
iGATE Corporation a	73,300	269,744
MPS Group a	30,000	252,300
MoneyGram International	13,800	235,704
Pegasystems a	32,800	228,944
RemedyTemp Cl. A a	23,500	245,340
Viad Corporation	1,725	40,934

		1,272,966

Industrial Distribution - 2.7%
Ritchie Bros. Auctioneers	20,000	613,000

Transportation and Logistics - 4.3%
EGL a	16,000	484,160
UTI Worldwide	8,300	488,123

		972,283

Total		2,858,249

Natural Resources - 9.2%
Energy Services - 6.7%
Input/Output a	91,900	947,489
Universal Compression Holdings a	17,000	579,190

		1,526,679

Oil and Gas - 2.5%
Penn Virginia	14,000	554,260

Total		2,080,939

Technology - 30.0%
Components and Systems - 7.7%
Lowrance Electronics	15,500	380,060
Plexus Corporation a	36,700	405,168
Richardson Electronics	24,900	239,289
Symbol Technologies	8,000	101,120
Technitrol a	20,000	390,000
Vishay Intertechnology a	17,100	220,590

		1,736,227

Distribution - 0.8%
Tech Data a	4,800	185,040

IT Services - 11.5%
BearingPoint a	22,500	201,150
Black Box	4,500	166,275
Covansys Corporation a	66,000	761,640
Gartner Cl. A a	34,600	404,474
MAXIMUS a	6,400	184,384
Perot Systems Cl. A a	37,300	599,038
Syntel	17,600	290,928

		2,607,889

Semiconductors and Equipment - 7.2%
Cognex Corporation	20,600	539,720
Credence Systems a	27,000	194,400
Exar Corporation a	35,700	505,512
PDF Solutions a	33,000	400,950

		1,640,582

Software - 2.8%
JDA Software Group a	22,000	238,040
Verity a	30,000	386,400

		624,440

Total		6,794,178

Miscellaneous - 1.2%
Total		268,386

TOTAL COMMON STOCKS
(Cost $15,191,221)		20,865,652

REPURCHASE AGREEMENT - 8.0%
State Street Bank & Trust Company, 1.30% dated 9/30/04, due 10/1/04, maturity value $1,809,065 (collateralized by Federal Farm Credit Banks, 3.875% due 12/15/04, valued at $1,847,568) (Cost $1,809,000)		1,809,000

TOTAL INVESTMENTS - 100.1%
(Cost $17,000,221)		22,674,652

LIABILITES LESS CASH
AND OTHER ASSETS - (0.1)%		(33,349)

NET ASSETS - 100.0%		$22,641,303

SCHEDULES OF INVESTMENTS
ROYCE VALUE FUND
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 83.4%
	SHARES	VALUE

Consumer Products - 11.7%
Apparel and Shoes - 3.8%
K-Swiss Cl. A	15,100	$290,675
Polo Ralph Lauren Cl. A	4,200	152,754
Timberland Company Cl. A a	3,500	198,800

		642,229

Home Furnishing and Appliances - 1.3%
Ethan Allen Interiors	6,100	211,975

Other Consumer Products - 6.6%
Blyth	7,400	228,660
Leapfrog Enterprises a	13,600	275,400
RC2 Corporation a	12,800	421,120
Yankee Candle Company a	6,100	176,656

		1,101,836

Total		1,956,040

Consumer Services - 9.6%
Direct Marketing - 2.2%
Nu Skin Enterprises Cl. A	15,200	357,352

Restaurants and Lodgings - 3.5%
CEC Entertainment a	8,000	294,000
Ryan's Restaurant Group a	19,600	290,864

		584,864

Retail Stores -3.9%
Pier 1 Imports	25,800	466,464
Talbots	7,400	183,446

		649,910

Total		1,592,126

Financial Intermediaries - 4.4%
Insurance - 3.0%
Alleghany Corporation a	700	191,030
Aspen Insurance Holdings	13,600	312,936

		503,966

Securities Brokers - 1.4%
Greenhill & Co. a	10,000	236,000

Total		739,966

Financial Services - 4.8%
Information and Processing - 3.2%
eFunds Corporation a	29,000	539,110

Investment Management - 1.6%
Gabelli Asset Management Cl. A	6,200	265,670

Total		804,780

Health - 10.8%
Drugs and Biotech - 2.9%
Endo Pharmaceuticals Holdings a	26,200	481,032

Health Services - 3.5%
AMERIGROUP Corporation a	6,000	337,500
Centene Corporation a	5,700	242,706

		580,206

Medical Products and Devices - 4.4%
Arrow International	10,300	307,970
Viasys Healthcare a	25,300	423,269

		731,239

Total		1,792,477

Industrial Products - 9.4%
Building Systems and Components - 1.1%
Simpson Manufacturing	3,000	189,600

Construction Materials - 1.5%
Florida Rock Industries	5,000	244,950

Machinery - 1.4%
Lincoln Electric Holdings	7,500	235,200

Metal Fabrication and Distribution - 4.0%
IPSCO	14,700	412,335
Schnitzer Steel Industries Cl. A	7,600	245,860

		658,195

Other Industrial Products - 1.4%
HNI Corporation	6,000	237,480

Total		1,565,425

Industrial Services - 1.7%
Commercial Services -1.7%
FTI Consulting a	14,600	275,940

Total		275,940

Natural Resources - 19.4%
Energy Services - 8.7%
Ensign Resource Service Group	22,300	408,018
Input/Output a	21,100	217,541
Patterson-UTI Energy	10,600	202,142
TETRA Technologies a	6,200	192,510
Trican Well Service a	11,100	421,103

		1,441,314

Oil and Gas - 5.7%
Cimarex Energy a	14,000	489,160
St. Mary Land & Exploration Company	7,200	286,632
Unit Corporation a	5,000	175,400

		951,192

Precious Metals and Mining - 5.0%
Glamis Gold a	12,000	224,760
Goldcorp	12,300	170,478
Hecla Mining Company a	25,000	186,000
Meridian Gold a	15,100	252,472

		833,710

Total		3,226,216

Technology - 11.6%
IT Services - 4.1%
MAXIMUS a	7,900	227,599
Perot Systems Cl. A a	16,100	258,566
Syntel	11,600	191,748

		677,913

Semiconductors and Equipment - 2.4%
Cabot Microelectronics a	5,400	195,750
Entegris a	24,800	206,832

		402,582

Software - 3.7%
ManTech International Cl. A a	23,900	447,408
Sybase a	12,000	165,480

		612,888

Telecommunications - 1.4%
Foundry Networks a	25,700	243,893

Total		1,937,276

TOTAL COMMON STOCKS
(Cost $12,723,743)		13,890,246

REPURCHASE AGREEMENT - 14.4%
State Street Bank & Trust Company, 1.30% dated 9/30/04, due 10/1/04, maturity value $2,407,087 (collateralized by Federal Home Loan Mortgage Corporation, 1.75% due 5/15/05, valued at $2,458,805) (Cost $2,407,000)		2,407,000

TOTAL INVESTMENTS - 97.8%
(Cost $15,130,743)		16,297,246

CASH AND OTHER ASSETS
LESS LIABILITIES- 2.2%		366,151

NET ASSETS - 100.0%		$16,663,397

SCHEDULES OF INVESTMENTS
ROYCE VALUE PLUS FUND
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 91.0%
	SHARES	VALUE
Consumer Products - 5.7%
Food/Beverage/Tobacco - 1.6%
CoolBrands International a	234,000	$1,710,729

Home Furnishing and Appliances - 1.0%
Select Comfort a	61,000	1,110,200

Publishing - 1.2%
Journal Communications Cl. A	70,000	1,227,800

Other Consumer Products - 1.9%
Fossil a	64,000	1,980,160

Total		6,028,889

Consumer Services - 2.0%
Direct Marketing - 2.0%
Nu Skin Enterprises Cl. A	88,600	2,082,986

Total		2,082,986

Financial Services - 2.5%
Information and Processing - 2.5%
eFunds Corporation a	140,000	2,602,600

Total		2,602,600

Health - 17.1%
Commercial Services - 1.5%
Dendrite International a	95,000	1,531,400

Drugs and Biotech - 10.0%
Endo Pharmaceuticals Holdings a	144,300	2,649,348
Lexicon Genetics a	192,500	1,268,575
Myriad Genetics a	85,000	1,453,500
Orchid BioSciences a	280,400	2,251,612
QLT a	100,000	1,665,000
Zila a	325,700	1,341,884

		10,629,919

Medical Products and Devices - 5.6%
Arrow International	74,000	2,212,600
Caliper Life Sciences a	285,100	2,004,253
Thoratec Corporation a	174,800	1,681,576

		5,898,429

Total		18,059,748

Industrial Products - 17.6%
Automotive - 1.1%
Adesa a	70,000	1,150,100

Building Systems and Components - 3.9%
AZZ a	50,200	688,242
Drew Industries a	40,000	1,434,000
Simpson Manufacturing	32,500	2,054,000

		4,176,242

Industrial Components - 1.5%
Intermagnetics General a	66,750	1,545,262

Machinery - 4.7%
Lincoln Electric Holdings	53,000	1,662,080
Pason Systems	80,000	1,964,513
Stewart & Stevenson Services	75,000	1,325,250

		4,951,843

Metal Fabrication and Distribution - 2.6%
IPSCO	100,000	2,805,000

Specialty Chemicals and Materials - 1.4%
Ashland	26,000	1,458,080

Other Industrial Products - 2.4%
Brady Corporation Cl. A	21,000	1,024,170
Color Kinetics a	118,300	1,514,240

		2,538,410

Total		18,624,937

Industrial Services - 11.2%
Advertising and Publishing - 0.7%
Modem Media a	141,000	758,580

Commercial Services - 5.4%
Copart a	56,000	1,060,080
Digital Theater Systems a	95,000	1,733,750
Exponent a	32,900	906,395
MoneyGram International	75,000	1,281,000
Vastera a	434,400	768,888

		5,750,113

Engineering and Construction - 2.6%
Dycom Industries a	49,500	1,405,305
Insituform Technologies Cl. A a	72,000	1,344,240

		2,749,545

Food and Tobacco Processors - 1.4%
Omega Protein a	194,100	1,494,570

Industrial Distribution - 1.1%
Ritchie Bros. Auctioneers	37,500	1,149,375

Total		11,902,183

Natural Resources - 19.8%
Energy Services - 9.5%
Ensign Resource Service Group	172,200	3,150,705
Input/Output a	231,100	2,382,641
OYO Geospace a	43,500	711,269
Tesco Corporation a	95,300	1,027,334
Trican Well Service a	74,300	2,818,731

		10,090,680

Oil and Gas - 1.5%
Holly Corporation	63,000	1,606,500

Precious Metals and Mining - 8.8%
Glamis Gold a	100,000	1,873,000
Goldcorp	107,000	1,483,020
Hecla Mining Company a	170,000	1,264,800
Meridian Gold a	129,900	2,171,928
Northern Orion Resources a	330,000	834,618
Silver Standard Resources a	100,000	1,652,000

		9,279,366

Total		20,976,546

Technology - 12.4%
Components and Systems - 2.8%
Lowrance Electronics	60,000	1,471,200
Metrologic Instruments a	90,000	1,426,500

		2,897,700

Internet Software and Services - 2.4%
CryptoLogic	60,000	929,400
RealNetworks a	160,500	747,930
Viad Corporation	38,000	901,740

		2,579,070

Semiconductors and Equipment - 3.2%
DSP Group a	68,000	1,431,400
Exar Corporation a	65,000	920,400
Omnivision Technologies a	75,000	1,061,250

		3,413,050

Software - 4.0%
iPass a	217,000	1,299,830
ManTech International Cl. A a	77,400	1,448,928
Transaction Systems Architects Cl. A a	79,000	1,468,215

		4,216,973

Total		13,106,793

Miscellaneous - 2.7%
Total		2,868,397

TOTAL COMMON STOCKS
(Cost $87,863,968)		96,253,079

REPURCHASE AGREEMENT - 8.7%
State Street Bank & Trust Company, 1.30% dated 9/30/04, due 10/1/04, maturity value $9,195,332 (collateralized by Federal Home Loan Bank, 4.125% due 1/14/05, valued at $9,381,104) (Cost $9,195,000)		9,195,000

TOTAL INVESTMENTS - 99.7%
(Cost $97,058,968)		105,448,079

CASH AND OTHER ASSETS
LESS LIABILITIES - 0.3%		369,376

NET ASSETS - 100.0%		$105,817,455

SCHEDULES OF INVESTMENTS
ROYCE TECHNOLOGY VALUE FUND
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS-93.0%
	SHARES	VALUE
Advertising and Publishing - 7.3%
FindWhat.com a	30,000	$561,900
infoUSA a	130,000	1,158,300
ValueClick a	110,000	1,038,400

Total		2,758,600

Commercial Services - 6.7%
Hollywood Media a	60,000	203,400
NIC a	50,000	268,000
Pegasystems a	130,000	907,400
Rainmaker Systems a	400,000	640,000
TriZetto Group (The) a	90,000	524,700

Total		2,543,500

Components and Systems - 4.7%
Digi International a	70,000	800,100
Microvision a	70,000	414,400
OSI Systems a	5,000	80,500
On Track Innovations a	50,000	469,550

Total		1,764,550

Distribution - 0.9%
InfoSonics Corporation a	100,000	344,000

Total		344,000

Health Services - 5.7%
Eclipsys Corporation a	70,000	1,092,000
Neoforma a	114,000	1,061,340

Total		2,153,340

Information and Processing - 1.0%
eFunds Corporation a	20,000	371,800

Total		371,800

Internet Software and Services - 20.0%
Citadel Security Software a	200,000	498,000
CyberSource Corporation a	330,100	1,594,383
Dynabazaar a	150,000	45,000
eCOST.com a	50,000	375,500
Imergent a	40,000	340,000
Internet Capital Group a	150,000	969,000
Jacada a	466,200	1,142,190
Openwave Systems a	40,000	352,800
S1 Corporation a	135,000	1,077,300
Stellent a	100,000	771,000
24/7 Media a	100,000	383,000

Total		7,548,173

Other Consumer Services - 2.8%
Autobytel a	120,000	1,076,400

Total		1,076,400

Other Financial Intermediaries - 1.6%
Electronic Clearing House a	70,000	616,070

Total		616,070

Other Industrial Products - 1.3%
Color Kinetics a	37,800	483,840

Total		483,840

Semiconductors and Equipment - 4.3%
Intevac a	121,000	759,880
Ultratech a	55,000	861,850

Total		1,621,730

Software - 21.6%
Ascential Software a	40,000	538,800
Aspen Technology a	100,000	699,000
Digital Impact a	485,100	679,140
ILOG ADR a,b	12,000	118,800
Indus International a	300,000	474,000
iPass a	75,000	449,250
MicroStrategy Cl. A a	15,000	616,350
Mobius Management Systems a	130,000	1,176,500
Pervasive Software a	70,000	419,300
SCO Group (The) a	382,500	1,468,800
Ultimate Software Group a	50,000	614,000
Verity a	70,000	901,600

Total		8,155,540

Specialty Chemicals and Materials - 1.1%
Lumera Corporation a	70,000	414,400

Total		414,400

Telecommunications - 13.2%
ADTRAN	20,000	453,600
Arris Group a	210,000	1,096,200
Corvis Corporation a	250,000	200,000
Intrado a	30,000	303,300
Net2Phone a	40,000	128,800
PC-Tel a	80,000	660,800
Scientific-Atlanta	30,000	777,600
UCN a	100,000	230,000
Westell Technologies Cl. A a	220,000	1,137,400

Total		4,987,700

Miscellaneous - 0.8%
Total		322,910

TOTAL COMMON STOCKS
(Cost $41,025,661)		35,162,553

REPURCHASE AGREEMENT-7.4%
State Street Bank & Trust Company, 1.30% dated 9/30/04, due10/1/04, maturity value $2,792,101 (collateralized by Federal Home Loan Mortgage Corporation, 0.0% due 11/18/04, valued at $2,847,863) (Cost $2,792,000)		2,792,000

TOTAL INVESTMENTS-100.4%
(Cost $43,817,661)		37,954,553

LIABILITIES LESS CASH
AND OTHER ASSETS-(0.4)%		(135,553)

NET ASSETS-100.0%		$37,819,000

SCHEDULES OF INVESTMENTS
ROYCE 100 FUND
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 94.3%
	SHARES	VALUE

Consumer Products -3.5%
Apparel and Shoes - 0.9%
K-Swiss Cl. A	2,900	$55,825

Home Furnishing and Appliances - 1.9%
American Woodmark	800	29,620
Ethan Allen Interiors	1,400	48,650
Natuzzi ADR b	3,700	39,960

		118,230

Sports and Recreation - 0.7%
Thor Industries	1,500	39,705

Total		213,760

Consumer Services - 8.4%
Direct Marketing - 1.1%
Nu Skin Enterprises Cl. A	2,800	65,828

Restaurants and Lodgings - 1.5%
CBRL Group	2,600	93,808

Retail Stores - 5.8%
Big Lots a	3,200	39,136
Borders Group	500	12,400
Buckle (The)	2,500	68,675
Claire's Stores	3,200	80,128
Deb Shops	500	12,200
Dress Barn (The) a	2,700	47,115
Pier 1 Imports	5,300	95,824

		355,478

Total		515,114

Financial Intermediaries - 2.5%
Insurance - 1.4%
Baldwin & Lyons Cl. B	2,000	50,480
Erie Indemnity Company Cl. A	700	35,714

		86,194

Securities Brokers - 1.1%
E*TRADE Financial a	6,100	69,662

Total		155,856

Financial Services - 9.7%
Information and Processing - 4.1%
eFunds Corporation a	5,900	109,681
Fair Isaac	2,900	84,680
SEI Investments	1,800	60,624

		254,985

Insurance Brokers - 2.2%
Brown & Brown	800	36,560
Gallagher (Arthur J.) & Company	1,900	62,947
Hilb Rogal & Hobbs Company	1,000	36,220

		135,727

Investment Management - 3.4%
Federated Investors Cl. B	2,000	56,880
Gabelli Asset Management Cl. A	1,900	81,415
Nuveen Investments Cl. A	2,400	71,040

		209,335

Total		600,047

Health - 8.0%
Commercial Services - 0.9%
ICON ADR a,b	1,600	52,656

Drugs and Biotech - 1.4%
Perrigo Company	4,200	86,310

Health Services - 0.8%
On Assignment a	11,700	51,948

Medical Products and Devices - 4.9%
Arrow International	3,500	104,650
Diagnostic Products	200	8,174
Invacare Corporation	1,400	64,400
Viasys Healthcare a	7,300	121,550

		298,774

Total		489,688

Industrial Products - 19.5%
Automotive - 3.2%
Adesa a	9,400	154,442
Bandag Cl. A	1,100	44,319

		198,761

Industrial Components - 1.5%
Intermagnetics General a	3,900	90,285

Machinery - 5.0%
Graco	400	13,400
Pason Systems	3,800	93,314
Stewart & Stevenson Services	6,100	107,787
Woodward Governor Company	1,400	94,486

		308,987

Metal Fabrication and Distribution - 3.6%
IPSCO	3,700	103,785
Kaydon Corporation	1,300	37,401
Schnitzer Steel Industries Cl. A	2,500	80,875

		222,061

Specialty Chemicals and Materials - 3.0%
Ashland	1,700	95,336
Balchem Corporation	500	14,900
Cabot Corporation	400	15,428
MacDermid	1,900	55,024

		180,688

Other Industrial Products - 3.2%
Brady Corporation Cl. A	2,400	117,048
Kimball International Cl. B	2,400	33,312
HNI Corporation	1,200	47,496

		197,856

Total		1,198,638

Industrial Services - 13.4%
Commercial Services - 9.7%
Copart a	3,800	71,934
Digital Theater Systems a	3,400	62,050
Hewitt Associates Cl. A a	1,600	42,336
Kelly Services Cl. A	2,400	64,104
MPS Group a	5,200	43,732
MoneyGram International	8,900	152,012
Pegasystems a	11,200	78,176
Viad Corporation	3,500	83,055

		597,399

Food and Tobacco Processors - 0.7%
Zapata Corporation a	700	41,545

Industrial Distribution - 1.4%
Ritchie Bros. Auctioneers	2,800	85,820

Printing - 1.0%
Courier Corporation	1,550	64,604

Transportation and Logistics - 0.6%
Alexander & Baldwin	1,100	37,334

Total		826,702

Natural Resources - 8.4%
Energy Services - 4.3%
Ensign Resource Service Group	5,700	104,292
Input/Output a	8,000	82,480
Lufkin Industries	400	14,888
Trican Well Service a	1,700	64,493

		266,153

Oil and Gas - 4.1%
Cimarex Energy a	2,500	87,350
Diamond Offshore Drilling	2,000	65,980
Holly Corporation	3,800	96,900

		250,230

Total		516,383

Technology - 16.1%
Components and Systems - 3.6%
American Power Conversion	3,200	55,648
Symbol Technologies	1,100	13,904
Technitrol a	5,100	99,450
Vishay Intertechnology a	4,100	52,890

		221,892

IT Services - 3.8%
Gartner Cl. A a	7,400	86,506
Keane a	2,900	44,544
Perot Systems Cl. A a	6,300	101,178

		232,228

Semiconductors and Equipment - 4.0%
Cognex Corporation	4,500	117,900
Exar Corporation a	9,000	127,440

		245,340

Software - 2.4%
ManTech International Cl. A a	3,600	67,392
Sybase a	5,000	68,950
Transaction Systems Architects Cl. A a	700	13,010

		149,352

Telecommunications - 2.3%
Scientific-Atlanta	5,400	139,968

Total		988,780

Miscellaneous - 4.8%
Total		293,914

TOTAL COMMON STOCKS
(Cost $5,481,742)		5,798,882

REPURCHASE AGREEMENT - 7.6%
State Street Bank & Trust Company, 1.30% dated 9/30/04, due 10/1/04, maturity value $469,017 (collateralized by Federal Home Loan Bank, 2.32% due 4/2/18, valued at $483,181) (Cost $469,000)		469,000

TOTAL INVESTMENTS - 101.9%
(Cost $5,950,742)		6,267,882

LIABILITIES LESS CASH
AND OTHER ASSETS - (1.9)%		(119,134)

NET ASSETS - 100.0%		$6,148,748

SCHEDULES OF INVESTMENTS
ROYCE DISCOVERY FUND
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 82.7%
	SHARES	VALUE
Consumer Products - 3.6%
Apparel and Shoes - 1.5%
Cutter & Buck	1,600	$17,600
Saucony Cl. B	900	21,978

		39,578

Home Furnishing and Appliances - 1.4%
National Presto Industries	400	16,728
Stanley Furniture Company	500	22,000

		38,728

Other Consumer Products - 0.7%
EZCORP Cl. A a	2,200	19,142

Total		97,448

Consumer Services - 6.4%
Direct Marketing - 0.6%
Sportsman's Guide (The) a	800	16,184

Leisure and Entertainment - 0.8%
Steiner Leisure a	1,000	22,100

Restaurants and Lodgings - 0.8%
Checkers Drive-In Restaurants a	1,700	19,975

Retail Stores - 2.7%
Duckwall-ALCO Stores a	1,100	17,028
Goody's Family Clothing	1,900	15,998
Party City a	1,500	22,155
Trans World Entertainment a	1,900	18,563

		73,744

Other Consumer Services - 1.5%
ACE Cash Express a	800	20,832
Greg Manning Auctions a	1,800	20,142

		40,974

Total		172,977

Financial Intermediaries - 9.8%
Banking - 3.1%
Capital Crossing Bank a	800	20,352
HMN Financial	602	16,699
Intervest Bancshares a	900	15,075
MFC Bancorp a	1,000	18,340
New Hampshire Thrift Bancshares	502	14,006

		84,472

Insurance - 5.3%
American Independence a	1,200	17,940
Capital Title Group	1,650	8,547
Ceres Group a	3,600	19,620
FPIC Insurance Group a	800	20,680
Meadowbrook Insurance Group a	4,100	19,967
PXRE Group	700	16,387
Safety Insurance Group	900	20,007
21st Century Holding Company	1,700	19,754

		142,902

Securities Brokers - 0.8%
Stifel Financial a	1,066	20,907

Other Financial Intermediaries - 0.6%
Harrington West Financial Group	1,000	17,640

Total		265,921

Financial Services - 3.1%
Information and Processing - 0.8%
SS&C Technologies	1,100	21,483

Other Financial Services - 2.3%
Encore Capital Group a	1,100	20,735
FirstCity Financial a	2,300	20,976
World Acceptance a	900	20,925

		62,636

Total		84,119

Health - 18.7%
Drugs and Biotech - 2.3%
Able Laboratories a	1,100	21,076
Bradley Pharmaceuticals a	1,000	20,350
Embrex a	1,500	20,280

		61,706

Health Services - 5.3%
American Medical Security Group a	700	22,393
Anika Therapeutics a	1,400	19,320
MIM Corporation a	3,400	19,652
Metropolitan Health Networks a	13,000	18,590
PainCare Holdings a	8,500	19,125
Prime Medical Services a	2,800	20,216
SFBC International a	900	23,679

		142,975

Medical Products and Devices - 10.4%
Candela Corporation a	2,000	23,080
E-Z-EM a	1,100	19,745
Exactech a	1,000	20,450
Hologic a	1,100	21,197
Kensey Nash a	800	20,952
Medical Action Industries a	1,200	19,954
Meridian Bioscience	1,500	19,950
Microtek Medical Holdings a	6,300	19,908
Molecular Devices a	900	21,213
Possis Medical a	1,400	21,924
Quinton Cardiology Systems a	1,800	15,030
Schick Technologies a	1,600	17,520
SurModics a	900	21,375
Zoll Medical a	600	20,034

		282,332

Personal Care - 0.7%
CCA Industries	2,000	18,180

Total		505,193

Industrial Products - 9.8%
Building Systems and Components - 0.7%
Drew Industries a	500	17,925

Construction Materials - 0.1%
U.S. Concrete a	145	896

Industrial Components - 1.4%
Axsys Technologies a	1,360	18,903
Bel Fuse Cl. B	600	19,848

		38,751

Machinery - 2.3%
GSI Lumonics a	2,100	21,966
LeCroy Corporation a	1,200	20,052
MTS Systems	1,000	21,250

		63,268

Metal Fabrication and Distribution - 3.7%
Encore Wire a	1,550	20,522
Metal Management a	1,000	18,180
Metals USA a	1,100	19,514
NS Group a	1,100	20,350
Olympic Steel a	1,100	20,790

		99,356

Specialty Chemicals and Materials - 1.4%
Aceto	1,400	20,160
Octel Corporation	900	19,116

		39,276

Other Industrial Products - 0.2%
MITY Enterprises a	400	6,616

Total		266,088

Industrial Services - 6.0%
Commercial Services - 1.7%
Exponent a	700	19,285
Portfolio Recovery Associates a	700	20,573
RCM Technologies a	1,250	6,175

		46,033

Engineering and Construction - 0.7%
Baker (Michael) a	1,200	18,840

Food and Tobacco Processors - 0.7%
M&F Worldwide a	1,400	18,214

Printing - 1.5%
CSS Industries	600	18,564
Courier Corporation	500	20,840

		39,404

Transportation and Logistics - 1.4%
Cronos Group (The)	2,000	18,200
Vitran Corporation Cl. A a	1,400	20,818

		39,018

Total		161,509

Natural Resources - 1.4%
Oil and Gas - 1.4%
Royale Energy a	2,100	19,320
VAALCO Energy a	3,700	18,648

Total		37,968

Technology - 19.2%
Aerospace and Defense - 3.0%
Ducommun a	800	17,880
Herley Industries a	1,100	20,559
MTC Technologies a	800	22,104
MAIR Holdings a	2,400	19,680

		80,223

Components and Systems - 3.2%
Excel Technology a	800	20,656
Komag a	1,400	19,460
Lowrance Electronics	800	19,616
Methode Electronics Cl. A	1,600	20,464
Perceptron a	1,000	6,690

		86,886

Internet Software and Services - 2.1%
CryptoLogic	1,000	15,490
Imergent a	1,750	14,875
Inforte Corporation a	2,800	19,320
Internet Gold-Golden Lines a	1,800	8,208

		57,893

IT Services - 0.7%
SI International a	900	19,719

Semiconductors and Equipment - 2.1%
Catalyst Semiconductor a	2,800	16,660
Diodes a	800	20,608
ICOS Vision Systems N.V. a	900	19,575

		56,843

Software - 4.3%
Integral Systems	1,000	19,510
Intervideo a	1,700	20,400
Par Technology a	2,100	19,236
Pervasive Software a	2,600	15,574
TALX Corporation	900	20,781
Verity a	1,700	21,896

		117,397

Telecommunications - 3.8%
Boston Communications Group a	2,400	21,048
Captaris a	4,700	20,022
NETGEAR a	1,800	21,996
PC-Tel a	2,500	20,650
Radyne ComStream a	2,400	18,096

		101,812

Total		520,773

Miscellaneous - 4.7%
Total		126,156

TOTAL COMMON STOCKS
(Cost $2,209,382)		2,238,152

REPURCHASE AGREEMENT - 18.0%
State Street Bank & Trust Company, 1.30% dated 9/30/04, due 10/1/04, maturity value $488,018 (collateralized by Federal National Mortgage Association, 5.75% due 1/15/12, valued at $503,194) (Cost $488,000)		488,000

TOTAL INVESTMENTS - 100.7%
(Cost $2,697,382)		2,726,152

LIABILITIES LESS CASH
AND OTHER ASSETS - (0.7)%		(20,502)

NET ASSETS - 100.0%		$2,705,650

SCHEDULES OF INVESTMENTS
ROYCE FINANCIAL SERVICES FUND
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 82.3%
	SHARES	VALUE
Diversified Investment Companies-0.9%
Closed-End Mutual Funds-0.9%
Central Fund of Canada Cl. A	1,700	$9,775

Total		9,775

Financial Intermediaries - 48.1%
Banking - 21.4%
Abigail Adams National Bancorp	1,000	16,500
Bancorp Rhode Island	500	17,800
Bank of Hawaii	200	9,450
Center Bancorp	900	10,764
HopFed Bancorp	600	10,008
International Bancshares	500	18,375
MAF Bancorp	700	30,191
Mercantile Bankshares	200	9,592
Peapack-Gladstone Financial	1,210	36,724
Provident Financial Services	600	10,350
Severn Bancorp	400	13,620
Susquehanna Bancshares	400	9,840
Timberland Bancorp	500	11,735
Umpqua Holdings	400	9,024
Whitney Holding	200	8,400
Wilmington Trust	300	10,863

		233,236

Insurance - 19.4%
Alleghany Corporation a	100	27,290
American National Insurance	200	19,358
Argonaut Group a	800	14,936
Aspen Insurance Holdings	1,400	32,214
Baldwin & Lyons Cl. B	1,500	37,860
Erie Indemnity Company Cl. A	200	10,204
Infinity Property & Casualty	700	20,671
Montpelier Re Holdings	300	11,004
RLI	300	11,265
Transatlantic Holdings	500	27,175

		211,977

Securities Brokers - 6.4%
E*TRADE Financial a	1,600	18,272
First Albany	1,000	9,140
Friedman, Billings, Ramsey Group Cl. A	300	5,730
Greenhill & Co. a	1,000	23,600
Knight Trading Group a	800	7,384
Sanders Morris Harris Group	500	6,030

		70,156

Real Estate Investment Trusts - 0.9%
Gladstone Commercial	600	9,726

Total		525,095

Financial Services - 27.5%
Information and Processing - 8.1%
Advent Software a	500	8,415
Fair Isaac	1,500	43,800
Interactive Data a	500	9,410
SEI Investments	800	27,024

		88,649

Insurance Brokers - 2.4%
Brown & Brown	200	9,140
Gallagher (Arthur J.) & Company	300	9,939
Hilb Rogal & Hobbs Company	200	7,244

		26,323

Investment Management - 14.0%
Alliance Capital Management Holding L.P.	600	21,300
Apollo Investment	1,500	21,225
Federated Investors Cl. B	900	25,596
International Assets Holding a	1,000	8,000
Nuveen Investments Cl. A	1,700	50,320
T. Rowe Price Group	200	10,188
U.S. Global Investors Cl. A a	5,000	16,450

		153,079

Other Financial Services - 3.0%
CharterMac	500	10,995
Municipal Mortgage & Equity	400	10,088
World Acceptance a	500	11,625

		32,708

Total		300,759

Industrial Services - 4.5%
Commercial Services -4.5%
MoneyGram International	1,000	17,080
Viad Corporation	250	5,932
Watson Wyatt & Company Holdings	1,000	26,300

Total		49,312

Miscellaneous - 1.3%
Total		14,570

TOTAL COMMON STOCKS
(Cost $896,866)		899,511

REPURCHASE AGREEMENT - 22.9%
State Street Bank & Trust Company, 1.30% dated 9/30/04, due 10/1/04, maturity value $250,009 (collateralized by Federal Home Loan Bank 1.25% due 1/21/05, valued at $255,000) (Cost $250,000)		250,000

TOTAL INVESTMENTS - 105.2%
(Cost $1,146,866)		1,149,511

LIABILITIES LESS CASH
AND OTHER ASSETS - (5.2)%		(56,856)

NET ASSETS - 100.0%		$1,092,655

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 73.1%
	SHARES	VALUE

Consumer Products -5.5%
Apparel and Shoes -2.6%
K-Swiss Cl. A	700	$13,475
Polo Ralph Lauren Cl. A	500	18,185

		31,660

Home Furnishing and Appliances -2.9%
Ethan Allen Interiors	400	13,900
Natuzzi ADR b	2,000	21,600

		35,500

Total		67,160

Consumer Services -3.3%
Leisure and Entertainment -1.2%
Regal Entertainment Group Cl. A	800	15,280

Restaurants and Lodgings -0.9%
CBRL Group	300	10,824

Retail Stores -1.2%
Pier 1 Imports	800	14,464

Total		40,568

Financial Intermediaries -6.8%
Banking -1.5%
Arrow Financial	309	9,276
BOK Financial a	200	8,958

		18,234

Insurance -5.3%
Alleghany Corporation a	100	27,290
Erie Indemnity Company Cl. A	200	10,204
Transatlantic Holdings	500	27,175

		64,669

Total		82,903

Financial Services -12.5%
Information and Processing -4.0%
Fair Isaac	1,000	29,200
SEI Investments	600	20,208

		49,408

Insurance Brokers -0.8%
Gallagher (Arthur J.) & Company	300	9,939

Investment Management -7.7%
Apollo Investment	1,000	14,150
Federated Investors Cl. B	1,000	28,440
Gabelli Asset Management Cl. A	500	21,425
Nuveen Investments Cl. A	1,000	29,600

		93,615

Total		152,962

Health -2.0%
Drugs and Biotech -1.3%
Applera Corporation- Applied Biosystems Group	800	15,096

Medical Products and Devices -0.7%
Arrow International	300	8,970

Total		24,066

Industrial Products -14.8%
Automotive -0.8%
CLARCOR	200	9,648

Industrial Components -1.9%
AVX Corporation	2,000	23,700

Machinery -6.6%
Briggs & Stratton	100	8,148
Lincoln Electric Holdings	600	18,816
Nordson Corporation	800	27,464
Stewart & Stevenson Services	1,500	26,505

		80,933

Metal Fabrication and Distribution -0.8%
Schnitzer Steel Industries Cl. A	300	9,705

Pumps, Valves and Bearings -0.7%
Franklin Electric	200	8,100

Specialty Chemicals and Materials -2.4%
Balchem Corporation	500	14,900
MacDermid	500	14,480

		29,380

Other Industrial Products -1.6%
Quixote Corporation	500	9,640
Smith (A.O.) Corporation	400	9,740

		19,380

Total		180,846

Industrial Services -5.6%
Commercial Services -3.1%
Central Parking	600	7,932
Kelly Services Cl. A	500	13,355
MoneyGram International	1,000	17,080

		38,367

Transportation and Logistics -1.7%
Alexander & Baldwin	600	20,364

Other Industrial Services -0.8%
Landauer	200	9,386

Total		68,117

Natural Resources -0.7%
Energy Services -0.7%
Helmerich & Payne	300	8,649

Total		8,649

Technology -15.2%
Components and Systems -10.2%
American Power Conversion	1,500	26,085
Dionex Corporation a	500	27,350
KEMET Corporation a	1,800	14,562
Lowrance Electronics	1,500	36,780
Technitrol a	1,000	19,500

		124,277

IT Services -0.7%
Syntel	500	8,265

Semiconductors and Equipment -2.2%
Cognex Corporation	1,000	26,200

Telecommunications -2.1%
Scientific-Atlanta	1,000	25,920

Total		184,662

Utilities -2.4%
Aqua America	1,300	28,743

Total		28,743

Miscellaneous - 4.3%
Total		52,295

TOTAL COMMON STOCKS
(Cost $862,953)		890,971

PREFERRED STOCKS - 3.6%
Central Parking Finance Trust 5.25% Conv.	1,000	19,050
First Union Real Estate Equity & Mortgage
Investments Cl. A 8.40% Conv.	1,000	24,510

TOTAL PREFERRED STOCKS
(Cost $44,083)		43,560

REPURCHASE AGREEMENT - 48.7%
State Street Bank & Trust Company, 1.30% dated 9/30/04, due 10/1/04, maturity value $593,021 (collateralized by Federal National Mortgage Association, 0.0% due 6/24/05, valued at $605,775) (Cost $593,000)		593,000

TOTAL INVESTMENTS - 125.4%
(Cost $1,500,036)		1,527,531

LIABILITES LESS CASH
AND OTHER ASSETS - (25.4)%		(309,658)

NET ASSETS - 100.0%		$1,217,873

a	Non-income producing.
b	American Depository Receipt.
c	At September 30, 2004, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

		Shares	Market Value			Realized	Dividend	Shares	Market Value
	Affiliated Company	12/31/03	12/31/03	Purchases	Sales	Gain (Loss)	Income	9/30/04	9/30/04

Pennsylvania Mutual Fund	Intervideo	209,800	2,465,150	5,643,451	—	—	—	738,700	8,864,400
Pennsylvania Mutual Fund	Neoware Systems	—	—	7,977,128	—	—	—	987,923	8,199,761
Pennsylvania Mutual Fund	Nu Horizons Electronics	805,900	7,897,820	1,652,905	—	—	—	1,050,334	6,669,621
Pennsylvania Mutual Fund	Nutraceutical International	424,446	4,677,395	4,640,000	—	—	—	740,746	10,437,111
Pennsylvania Mutual Fund	RemedyTemp Cl. A	317,000	3,458,470	1,407,510	—	—	—	492,500	5,141,700
Pennsylvania Mutual Fund	Rimage Corporation	305,796	4,841,056	2,685,929	—	—	—	483,296	6,766,144
Pennsylvania Mutual Fund	U.S. Physical Therapy	313,800	4,936,074	6,969,458	—	—	—	832,100	11,308,239
Pennsylvania Mutual Fund	Zapata Corporation	76,700	4,447,833	3,037,456	—	—	—	126,200	7,489,970

			32,723,798			—	—		64,876,946

Royce Micro-Cap Fund	AirNet Systems	567,700	2,140,229	—	—	—	—	567,700	2,441,110
Royce Micro-Cap Fund	American Safety
	Insurance Holdings*	267,500	3,506,925	—	—	—	—
Royce Micro-Cap Fund	Dawson Geophysical	—	—	4,272,169	874,621	501,071	—	345,700	7,235,501
Royce Micro-Cap Fund	DuraSwitch Industries	699,300	1,133,565	285,390	—	—	—	835,200	2,204,093
Royce Micro-Cap Fund	DUSA Pharmaceuticals*	746,400	3,769,320	360,585	1,771,320	2,398,921	—
Royce Micro-Cap Fund	Jaco Electronics	487,650	3,359,909	—	382,200	31,803	—	432,250	2,334,150
Royce Micro-Cap Fund	Key Technology	—	—	4,282,408	—	—	—	379,983	4,274,809
Royce Micro-Cap Fund	Metallica Resources	935,600	1,627,944	5,640,105	376,080	(127,036)	—	4,949,700	6,682,095
Royce Micro-Cap Fund	Peerless Manufacturing	156,400	2,017,560	—	—	—	—	156,400	2,236,520

			17,555,452			2,804,759	—		27,408,278

Royce Total Return Fund	Agilysys*	145,000	7,032,500	—	1,368,884	1,085,874	5,554
Royce Total Return Fund	Abagail Adams National Bancorp	—	—	2,679,047	—	—	30,925	159,200	2,626,800
Royce Total Return Fund	Deswell Industries	407,300	10,589,800	2,645,508	281,499	(13,133)	341,723	495,772	9,766,708
Royce Total Return Fund	Fedders Corporation	599,150	5,241,047	6,470,560	—	—	217,883	1,992,125	9,712,103
Royce Total Return Fund	Hardinge	360,700	4,176,906	1,456,460	—	—	8,634	482,700	5,020,080
Royce Total Return Fund	Mueller (Paul) Company	112,700	4,475,317	—	—	—	202,860	112,700	3,268,300
Royce Total Return Fund	Preformed Line Products Company	278,000	7,998,060	695,175	—	—	172,780	307,900	9,292,422
Royce Total Return Fund	Quixote Corporation	293,500	7,164,335	3,227,003	—	—	70,176	442,900	8,539,112
Royce Total Return Fund	Sun Hydraulics	347,650	2,499,604	—	—	—	48,671	347,650	4,442,967

			49,177,569			1,072,741	1,099,206		52,668,492

Royce Low-Priced Stock Fund	Antigenics	1,713,800	19,400,216	5,450,464	53,659	525	—	2,316,900	13,970,907
Royce Low-Priced Stock Fund	Arctic Cat	1,545,860	38,182,742	—	399,996	119,168	324,631	1,525,860	39,596,067
Royce Low-Priced Stock Fund	Bruker BioSciences	2,156,600	9,812,530	13,022,395	—	—	—	5,168,500	17,883,010
Royce Low-Priced Stock Fund	Cache	675,700	14,074,831	1,262,222	1,500,517	774,444	—	997,300	14,959,500
Royce Low-Priced Stock Fund	Callaway Golf Company	2,525,600	42,556,360	30,899,556	1,492,820	(581,824)	753,480	4,444,200	46,975,194
Royce Low-Priced Stock Fund	CEVA	774,100	8,050,640	4,856,166	—	—	—	1,306,800	10,323,720
Royce Low-Priced Stock Fund	Concord Camera	390,800	3,614,900	8,486,870	—	—	—	1,693,400	3,149,724
Royce Low-Priced Stock Fund	CoolBrands International	—	—	42,357,792	—	—	—	3,606,600	26,367,161
Royce Low-Priced Stock Fund	CryptoLogic	516,000	6,140,916	6,174,066	—	—	56,304	846,000	13,104,540
Royce Low-Priced Stock Fund	Discovery Partners International	1,745,300	10,733,595	723,285	—	—	—	1,885,200	9,048,960
Royce Low-Priced Stock Fund	ESS Technology	450,100	7,656,201	17,457,080	1,609,266	2,484,337	—	2,117,300	14,503,505
Royce Low-Priced Stock Fund	eFunds Corporation	2,625,400	45,550,690	18,304,767	—	—	—	3,718,800	69,132,492
Royce Low-Priced Stock Fund	Ensign Resource Service Group	3,062,100	48,809,734	11,768,687	—	—	470,914	3,770,300	68,984,347
Royce Low-Priced Stock Fund	Exar Corporation	1,576,500	26,926,620	21,468,636	—	—	—	2,906,850	41,160,996
Royce Low-Priced Stock Fund	Gene Logic	1,859,600	9,651,324	1,768,858	—	—	—	2,316,900	8,618,868
Royce Low-Priced Stock Fund	Hecla Mining Company	6,009,900	49,822,071	14,607,280	—	—	—	8,039,400	59,813,136
Royce Low-Priced Stock Fund	Input/Output	3,274,600	14,768,446	18,963,962	836,294	3,102	—	5,712,900	58,899,999
Royce Low-Priced Stock Fund	Insituform Technologies	744,800	12,289,200	30,701,207	—	—	—	2,544,900	47,513,283
Royce Low-Priced Stock Fund	Integral Systems	149,100	3,208,632	8,107,535	—	—	45,249	595,300	11,614,303
Royce Low-Priced Stock Fund	JAKKS Pacific*	1,230,600	16,194,696	—	12,677,114	1,916,221	—
Royce Low-Priced Stock Fund	Jupitermedia Corporation*	1,938,066	8,915,104	—	5,032,420	16,809,858	—
Royce Low-Priced Stock Fund	KVH Industries	—	—	14,626,182	—	—	—	1,254,100	9,054,602
Royce Low-Priced Stock Fund	Keith Companies	656,200	8,937,444	—	—	—	—	656,200	9,777,380
Royce Low-Priced Stock Fund	Lexicon Genetics	4,033,800	23,759,082	—	—	—	—	4,033,800	26,582,742
Royce Low-Priced Stock Fund	Minefinders Corporation	2,074,300	17,112,975	870,925	—	—	—	2,174,300	14,980,927
Royce Low-Priced Stock Fund	Myriad Genetics	1,006,500	12,943,590	10,580,057	—	—	—	1,678,500	28,702,350
Royce Low-Priced Stock Fund	Navigators Group*	503,500	15,543,045	—	—	—	—
Royce Low-Priced Stock Fund	New Frontier Media	529,500	4,897,875	5,858,113	—	—	—	1,159,500	8,939,745
Royce Low-Priced Stock Fund	Northern Orion Resources	6,587,300	15,699,218	5,248,956	—	—	—	8,582,600	21,706,635
Royce Low-Priced Stock Fund	Omega Protein	726,900	5,611,668	5,878,033	—	—	—	1,449,600	11,161,920
Royce Low-Priced Stock Fund	Pason Systems	—	—	23,446,758	—	—	—	938,800	23,053,559
Royce Low-Priced Stock Fund	REMEC	3,025,600	25,445,296	3,858,671	5,382,416	405,895	—	3,255,927	15,335,416
Royce Low-Priced Stock Fund	SCO Group (The)	943,600	16,041,200	1,883,095	—	—	—	1,276,200	4,900,608
Royce Low-Priced Stock Fund	Semitool	1,146,900	12,295,915	6,156,855	663,485	37,651	—	1,771,233	13,443,658
Royce Low-Priced Stock Fund	Silver Standard Resources	—	—	37,179,747	1,580,295	(70,314)	—	2,921,400	48,261,528
Royce Low-Priced Stock Fund	Somera Communications*	2,471,800	3,954,880	—	14,584,394	(10,005,063)	—
Royce Low-Priced Stock Fund	Southern African Resources	—	—	7,020,192	—	—	—	13,107,468	7,531,283
Royce Low-Priced Stock Fund	Stride Rite	1,593,600	18,135,168	8,198,500	—	—	315,990	2,363,100	24,221,775
Royce Low-Priced Stock Fund	Tesco Corporation	1,139,800	9,266,574	8,876,140	—	—	—	2,225,600	23,991,968
Royce Low-Priced Stock Fund	Thoratec Corporation	975,900	12,696,459	28,953,615	—	—	—	3,424,000	32,938,880
Royce Low-Priced Stock Fund	Topps Company (The)	2,859,900	29,342,574	2,678,288	—	—	364,160	3,147,800	30,785,484
Royce Low-Priced Stock Fund	Total Energy Services	759,600	2,733,114	6,097,541	—	—	—	2,155,700	9,915,964
Royce Low-Priced Stock Fund	Transaction Systems Architects Cl. A	1,912,100	43,270,823	9,739,640	1,850,732	1,073,463	—	2,348,800	43,652,448
Royce Low-Priced Stock Fund	VIVUS	2,752,200	10,430,838	623,420	1,731,130	(421,169)	—	2,715,000	12,217,500

			684,477,186			12,546,294	2,330,728		996,776,084

Royce Opportunity Fund	Ampex Corporation Cl. A	292,740	199,063	9,600	—	—	—	307,740	569,319
Royce Opportunity Fund	Ault	294,000	787,920	80,230	—	—	—	321,100	976,144
Royce Opportunity Fund	Baldwin Technology Company Cl. A	740,300	1,702,690	15,500	—	—	—	745,300	2,086,840
Royce Opportunity Fund	Bell Industries	391,100	1,016,860	127,350	—	—	—	434,100	1,215,480
Royce Opportunity Fund	Computer Horizons	1,277,400	5,020,182	1,691,107	—	—	—	1,686,200	7,301,246
Royce Opportunity Fund	Evans & Sutherland Computer	409,625	1,843,313	576,650	—	—	—	525,125	2,809,419
Royce Opportunity Fund	Flow International	702,900	2,108,700	378,550	—	—	—	817,900	2,617,280
Royce Opportunity Fund	Gerber Scientific	914,300	7,277,828	1,847,315	—	—	—	1,183,000	7,795,970
Royce Opportunity Fund	Hawk Corporation Cl. A	553,800	2,021,370	304,675	—	—	—	603,800	4,757,944
Royce Opportunity Fund	Interphase Corporation	312,100	4,041,695	403,521	—	—	—	350,800	3,472,920
Royce Opportunity Fund	Norstan	531,500	1,695,485	565,986	—	—	—	716,400	2,292,480
Royce Opportunity Fund	Salton*	692,000	9,030,600	186,760	6,996,151	(3,837,147)	—
Royce Opportunity Fund	TB Wood’s	246,300	2,019,660	185,271	—	—	68,940	272,800	1,554,960

			38,765,366			(3,837,147)	68,940		37,450,002

Royce Premier Fund	Cabot Microelectronics	—	—	35,896,642	—	—	—	1,261,300	45,722,125
Royce Premier Fund	Ritchie Bros. Auctioneers	488,900	25,960,590	21,219,091	—	—	364,852	1,776,200	54,440,530
Royce Premier Fund	Simpson Manufacturing	1,124,900	57,212,414	3,976,495	—	—	238,420	1,204,200	76,105,440
Royce Premier Fund	Trican Well Service	—	—	37,290,424	—	—	—	1,298,900	49,276,585
Royce Premier Fund	Viasys Healthcare	—	—	40,202,756	—	—	—	1,881,900	31,484,187
Royce Premier Fund	Woodward Governor Company	624,704	35,501,928	1,051,806	—	—	450,435	640,604	43,234,364

			118,674,932			—	1,053,707		300,263,231

Royce Special Equity Fund	Chromcraft Revington	240,000	2,721,600	993,219	—	—	—	315,000	4,032,000
Royce Special Equity Fund	Flexsteel Industries	357,100	8,034,750	244,901	—	—	142,376	369,200	6,553,300
Royce Special Equity Fund	Frisch’s Restaurants	240,000	6,912,000	1,414,151	38,570	6,315	88,000	290,000	7,250,000
Royce Special Equity Fund	Hampshire Group	186,200	5,841,094	832,521	—	—	—	213,400	6,734,904
Royce Special Equity Fund	Hooker Furniture*	305,400	12,460,320	513,731	—	—	113,130
Royce Special Equity Fund	Met-Pro Corporation	434,999	7,025,234	850,397	—	—	100,050	490,000	6,443,500
Royce Special Equity Fund	National Dentex	180,200	4,324,800	862,362	—	—	—	211,000	5,945,980
Royce Special Equity Fund	National Presto Industries	375,500	13,574,325	2,944,536	—	—	444,600	450,500	18,839,910
Royce Special Equity Fund	Superior Uniform Group	392,500	6,456,625	3,461,141	—	—	217,377	610,000	8,357,000

			67,350,748			6,315	1,105,533		64,156,594

*Not an affiliated issuer at September 30, 2004.

d	A portion of these securities were on loan at September 30, 2004. Total market value of loaned securities at September 30, 2004 was as follows:

Fund	Market Value

Pennsylvania Mutual Fund	$77,941,444
Royce Micro-Cap Fund	24,879,539
Royce Total Return Fund	9,875,953
Royce Low-Priced Stock Fund	141,033,942
Royce Opportunity Fund	147,701,476
Royce Premier Fund	9,062,500
Royce Special Equity Fund	30,684,944

e	A security for which market quotations are no longer readily available represents .03% of net assets for Royce Total Return Fund. This security has been valued at its fair value under procedures established by the Fund's Board of Trustees.

TAX INFORMATION:
At September 30, 2004, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Pennsylvania Mutual Fund	$1,336,850,353	$423,004,502	$448,806,612	$25,802,110
Royce Micro-Cap Fund	505,452,639	103,695,516	129,686,711	25,991,195
Royce Total Return Fund	3,301,519,446	612,762,184	672,326,730	59,564,546
Royce Low-Priced Stock Fund	3,787,543,139	555,763,590	793,847,579	238,083,989
Royce Opportunity Fund	1,712,116,808	233,477,745	333,294,083	99,816,338
Royce Premier Fund	2,133,022,387	628,006,297	658,264,865	30,258,568
Royce TrustShares Fund	41,295,782	8,035,651	9,221,773	1,186,122
Royce Special Equity Fund	869,299,900	130,608,088	150,988,775	20,380,687
Royce Select Fund	17,000,221	5,674,431	5,977,543	303,112
Royce Value Fund	15,142,763	1,154,483	1,360,822	206,339
Royce Value Plus Fund	97,065,640	8,382,439	11,570,571	3,188,132
Royce Technology Value Fund	43,881,172	(5,926,619)	2,883,170	8,809,789
Royce 100 Fund	5,962,292	305,590	442,396	136,806
Royce Discovery Fund	2,697,382	28,770	119,415	90,645
Royce Financial Services Fund	1,146,866	2,645	35,973	33,328
Royce Dividend Value Fund	1,500,083	27,448	36,494	9,046

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold for book and tax purposes.

Valuation of investments:
Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.
Securities that trade on an exchange or Nasdaq are valued at their last reported sales price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

Other information regarding the Fund is available in the Fund's most recent Prospectus and Report to Shareholders.
This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission's website (www.sec.gov).

Item 2 - Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal controls over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal controls over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By: /s/ Charles M. Royce

Charles M. Royce
President, The Royce Fund
Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Charles M. Royce

Charles M. Royce
President, The Royce Fund
Date: November 29, 2004

By: /s/ John D. Diederich

John D. Diederich
Treasurer, The Royce Fund
Date: November 29, 2004